UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21587

Old Mutual Advisor Funds

(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Address of principal executive offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Name and address of agent for service)

Copies to:

Jay G. Baris, Esq.	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP	Old Mutual Capital, Inc.
1177 Avenue of the Americas	4643 South Ulster Street, Suite 600
New York, New York 10036	Denver, CO 80237
(212) 715-9100	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-744-5050

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1.              Schedule of Investments.

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 24.9%
Advertising Services — 0.0%
Getty Images*	10	$—

Total Advertising Services		—

Aerospace/Defense — 0.7%
Boeing	164	15
General Dynamics	120	9
Rockwell Collins	150	10

Total Aerospace/Defense		34

Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems*	100	9
Goodrich	20	1

Total Aerospace/Defense-Equipment		10

Agricultural Chemicals — 0.3%
Agrium	150	6
Monsanto	160	9

Total Agricultural Chemicals		15

Agricultural Operations — 0.0%
Archer-Daniels-Midland	41	1

Total Agricultural Operations		1

Airlines — 0.1%
AMR*	150	5
UAL*	10	—

Total Airlines		5

Applications Software — 0.2%
Citrix Systems*	30	1
Intuit*	10	1
Microsoft	290	8
Satyam Computer Services ADR	10	—

Total Applications Software		10

Audio/Video Products — 0.1%
Harman International	40	4

Total Audio/Video Products		4

Beverages-Non-Alcoholic — 0.1%
Coca-Cola	70	3

Total Beverages-Non-Alcoholic		3

Brewery — 0.2%
Molson Coors Brewing, Cl B	100	9

Total Brewery		9

Broadcast Services/Programming — 0.0%
Clear Channel Communications	1	—

Total Broadcast Services/Programming		—

Building Products-Cement/Aggregate — 0.1%
Martin Marietta Materials	30	4

Total Building Products-Cement/Aggregate		4

Description	Shares	Value (000)
Building Products-Light Fixtures — 0.1%
Genlyte Group*	50	$4

Total Building Products-Light Fixtures		4

Building-Heavy Construction — 0.0%
Washington Group International*	10	1

Total Building-Heavy Construction		1

Building-Residential/Commercial — 0.1%
DR Horton	50	1
Lennar, Cl A	25	1
Pulte Homes	40	1

Total Building-Residential/Commercial		3

Cable TV — 0.1%
Comcast, Cl A*	90	2
DIRECTV Group*	117	3

Total Cable TV		5

Casino Hotels — 0.1%
MGM Mirage*	110	8

Total Casino Hotels		8

Casino Services — 0.1%
International Game Technology	140	6

Total Casino Services		6

Cellular Telecommunications — 0.4%
NII Holdings*	300	22

Total Cellular Telecommunications		22

Chemicals-Diversified — 0.2%
E.I. du Pont de Nemours	113	6
Lyondell Chemical	10	—
Nova Chemicals	150	5

Total Chemicals-Diversified		11

Chemicals-Specialty — 0.1%
Hercules*	30	1
Lubrizol	100	5

Total Chemicals-Specialty		6

Coal — 0.1%
Arch Coal	10	—
Consol Energy	150	6

Total Coal		6

Commercial Banks-Southern US — 0.1%
Colonial BancGroup	300	7

Total Commercial Banks-Southern US		7

Commercial Services — 0.0%
ChoicePoint*	20	1

Total Commercial Services		1

1	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Computer Services — 0.4%
Ceridian*	200	$7
Cognizant Technology Solutions, Cl A*	155	14
Unisys*	20	—

Total Computer Services		21

Computers — 0.8%
Apple*	170	16
Dell*	110	2
Hewlett-Packard	363	15
International Business Machines	59	6
Rackable Systems*	20	—

Total Computers		39

Computers-Integrated Systems — 0.1%
Brocade Communications Systems*	750	7

Total Computers-Integrated Systems		7

Computers-Memory Devices — 0.2%
EMC*	210	3
Network Appliance*	50	2
Seagate Technology	200	5
Smart Modular Technologies*	20	—

Total Computers-Memory Devices		10

Consumer Products-Miscellaneous — 0.0%
Clorox	14	1

Total Consumer Products-Miscellaneous		1

Containers-Metal/Glass — 0.1%
Owens-Illinois*	200	5

Total Containers-Metal/Glass		5

Containers-Paper/Plastic — 0.1%
Sealed Air	200	6

Total Containers-Paper/Plastic		6

Cruise Lines — 0.1%
Carnival	67	3

Total Cruise Lines		3

Data Processing/Management — 0.1%
Automatic Data Processing	80	4
Fair Isaac	10	—

Total Data Processing/Management		4

Dental Supplies & Equipment — 0.0%
Patterson*	10	—

Total Dental Supplies & Equipment		—

Diagnostic Equipment — 0.0%
Gen-Probe*	25	1

Total Diagnostic Equipment		1

Description	Shares	Value (000)
Dialysis Centers — 0.0%
DaVita*	10	$1

Total Dialysis Centers		1

Disposable Medical Products — 0.0%
C.R. Bard	25	2

Total Disposable Medical Products		2

Distribution/Wholesale — 0.0%
Fastenal	30	1

Total Distribution/Wholesale		1

Diversified Manufacturing Operations — 0.6%
3M	66	5
Dover	70	4
General Electric	230	8
Honeywell International	69	3
Illinois Tool Works	84	4
Tyco International	159	5

Total Diversified Manufacturing Operations		29

E-Commerce/Services — 0.0%
Expedia*	31	1

Total E-Commerce/Services		1

Electric Products-Miscellaneous — 0.0%
Emerson Electric	57	2

Total Electric Products-Miscellaneous		2

Electric-Generation — 0.1%
AES*	127	3

Total Electric-Generation		3

Electric-Integrated — 0.9%
Alliant Energy	150	7
Centerpoint Energy	350	6
Dominion Resources	35	3
DTE Energy	150	7
Duke Energy	119	3
Entergy	46	5
OGE Energy	150	6
PPL	200	8
TXU	2	—

Total Electric-Integrated		45

Electronic Components-Miscellaneous — 0.0%
Celestica*	50	—
Flextronics International*	60	1
Jabil Circuit	10	—

Total Electronic Components-Miscellaneous		1

Electronic Components-Semiconductors — 0.3%
DSP Group*	40	1
Intel	25	—
International Rectifier*	10	—
MEMC Electronic Materials*	100	6
Nvidia*	62	2
PMC-Sierra*	70	1

2	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Electronic Components-Semiconductors — continued
QLogic*	140	$2
Semtech*	50	1
Xilinx	60	2

Total Electronic Components-Semiconductors		15

Electronic Forms — 0.2%
Adobe Systems*	235	10

Total Electronic Forms		10

Electronic Measuring Instruments — 0.1%
Agilent Technologies*	200	7

Total Electronic Measuring Instruments		7

Electronic Parts Distribution — 0.1%
Arrow Electronics*	100	4
Avnet*	10	—

Total Electronic Parts Distribution		4

Electronics-Military — 0.0%
L-3 Communications Holdings	19	2

Total Electronics-Military		2

Energy-Alternate Sources — 0.1%
Covanta Holding*	200	4

Total Energy-Alternate Sources		4

Engineering/R&D Services — 0.1%
Fluor	30	3

Total Engineering/R&D Services		3

Enterprise Software/Services — 0.4%
BMC Software*	150	5
Lawson Software*	100	1
Oracle*	405	7
Sybase*	200	5

Total Enterprise Software/Services		18

Entertainment Software — 0.1%
Activision*	170	3
Electronic Arts*	10	1

Total Entertainment Software		4

Fiduciary Banks — 0.1%
Mellon Financial	1	—
Northern Trust	100	6

Total Fiduciary Banks		6

Filtration/Separation Products — 0.1%
Pall	100	4

Total Filtration/Separation Products		4

Finance-Consumer Loans — 0.1%
First Marblehead	10	—
SLM	93	4

Total Finance-Consumer Loans		4

Description	Shares	Value (000)
Finance-Credit Card — 0.1%
American Express	89	$5

Total Finance-Credit Card		5

Finance-Investment Banker/Broker — 0.5%
Citigroup	87	4
Goldman Sachs Group	3	1
Greenhill	10	1
JPMorgan Chase	152	7
Lazard, Cl A	230	12
Morgan Stanley	10	1
optionsXpress Holdings	20	—

Total Finance-Investment Banker/Broker		26

Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae	40	2

Total Finance-Mortgage Loan/Banker		2

Finance-Other Services — 0.1%
Asset Acceptance Capital*	40	1
NASDAQ Stock Market*	105	3

Total Finance-Other Services		4

Financial Guarantee Insurance — 0.1%
AMBAC Financial Group	35	3
MGIC Investment	35	2

Total Financial Guarantee Insurance		5

Food-Dairy Products — 0.2%
Dean Foods*	178	8

Total Food-Dairy Products		8

Food-Meat Products — 0.0%
Tyson Foods, Cl A	55	1

Total Food-Meat Products		1

Food-Miscellaneous/Diversified — 0.1%
ConAgra Foods	51	1
Unilever	60	2

Total Food-Miscellaneous/Diversified		3

Food-Wholesale/Distribution — 0.1%
Sysco	90	3
United Natural Foods*	20	1

Total Food-Wholesale/Distribution		4

Forestry — 0.1%
Plum Creek Timber	150	6

Total Forestry		6

Gas-Distribution — 0.0%
WGL Holdings	10	—

Total Gas-Distribution		—

Golf — 0.0%
Callaway Golf	20	—

Total Golf		—

3	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Hazardous Waste Disposal — 0.1%
Stericycle*	35	$3

Total Hazardous Waste Disposal		3

Health Care Cost Containment — 0.1%
McKesson	82	5

Total Health Care Cost Containment		5

Hotels & Motels — 0.1%
InterContinental Hotels ADR	10	—
Marriott International, Cl A	55	3
Wyndham Worldwide*	10	—

Total Hotels & Motels		3

Human Resources — 0.5%
Hewitt Associates, Cl A*	300	9
Manpower	100	7
Monster Worldwide*	230	11

Total Human Resources		27

Independent Power Producer — 0.0%
Calpine*	40	—
Mirant*	10	—
Reliant Energy*	30	1

Total Independent Power Producer		1

Industrial Automation/Robot — 0.0%
Cognex	20	—

Total Industrial Automation/Robot		—

Industrial Gases — 0.3%
Air Products & Chemicals	10	1
Praxair	205	13

Total Industrial Gases		14

Instruments-Scientific — 0.1%
PerkinElmer	300	7

Total Instruments-Scientific		7

Insurance Brokers — 0.0%
Marsh & McLennan	60	2

Total Insurance Brokers		2

Internet Infrastructure Software — 0.0%
F5 Networks*	25	2

Total Internet Infrastructure Software		2

Internet Security — 0.1%
Checkfree*	20	1
Symantec*	180	3

Total Internet Security		4

Investment Management/Advisory Services — 0.1%
Legg Mason	35	3

Total Investment Management/Advisory Services		3

Description	Shares	Value (000)
Life/Health Insurance — 0.1%
Cigna	50	$7

Total Life/Health Insurance		7

Linen Supply & Related Items — 0.0%
Cintas	10	—

Total Linen Supply & Related Items		—

Machine Tools & Related Products — 0.1%
Kennametal	100	7

Total Machine Tools & Related Products		7

Machinery-Construction & Mining — 0.3%
Caterpillar	120	8
Terex*	121	8

Total Machinery-Construction & Mining		16

Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	20	1

Total Machinery-Print Trade		1

Medical Information Systems — 0.2%
Cerner*	160	8
IMS Health	20	1

Total Medical Information Systems		9

Medical Instruments — 0.2%
Medtronic	190	9
St. Jude Medical*	10	1

Total Medical Instruments		10

Medical Labs & Testing Services — 0.2%
Covance*	20	1
Laboratory Corp of America Holdings*	100	7

Total Medical Labs & Testing Services		8

Medical Products — 0.2%
Baxter International	74	4
Henry Schein*	75	4

Total Medical Products		8

Medical-Biomedical/Genetic — 0.3%
Celgene*	65	4
Genzyme*	170	10
Invitrogen*	10	1
Medimmune*	10	—
PDL BioPharma*	105	2

Total Medical-Biomedical/Genetic		17

Medical-Drugs — 1.0%
Allergan	70	8
Angiotech Pharmaceuticals*	60	—
Bristol-Myers Squibb	131	4
Cephalon*	110	8
Pfizer	618	16
Schering-Plough	493	12
Wyeth	97	5

Total Medical-Drugs		53

4	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Medical-HMO — 0.2%
UnitedHealth Group	63	$3
WellPoint*	66	6

Total Medical-HMO		9

Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings*	20	1

Total Medical-Outpatient/Home Medical		1

Medical-Wholesale Drug Distributors — 0.3%
AmerisourceBergen	156	8
Cardinal Health	65	5

Total Medical-Wholesale Drug Distributors		13

Metal Processors & Fabricators — 0.2%
Commercial Metals	200	6
Precision Castparts	40	4

Total Metal Processors & Fabricators		10

Metal-Aluminum — 0.0%
Alcoa	60	2

Total Metal-Aluminum		2

Miscellaneous Manufacturing — 0.0%
Aptargroup	10	1

Total Miscellaneous Manufacturing		1

Multi-Line Insurance — 0.7%
ACE	35	2
Allstate	63	4
American International Group	57	4
Cincinnati Financial	150	6
Hartford Financial Services Group	28	3
Loews	66	3
Metlife	71	4
XL Capital, Cl A	100	7

Total Multi-Line Insurance		33

Networking Products — 0.1%
Cisco Systems*	110	3

Total Networking Products		3

Non-Ferrous Metals — 0.2%
Cameco	190	8
USEC*	30	—

Total Non-Ferrous Metals		8

Non-Hazardous Waste Disposal — 0.1%
Allied Waste Industries*	530	7

Total Non-Hazardous Waste Disposal		7

Office Automation & Equipment — 0.0%
Pitney Bowes	20	1

Total Office Automation & Equipment		1

Description	Shares	Value (000)
Office Supplies & Forms — 0.1%
Avery Dennison	100	$6

Total Office Supplies & Forms		6

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling	15	1
Pride International*	20	1
Rowan	10	—
Transocean*	30	3

Total Oil & Gas Drilling		5

Oil Companies-Exploration & Production — 0.4%
Denbury Resources*	40	1
Mariner Energy*	20	—
Newfield Exploration*	100	4
Southwestern Energy*	280	12
Ultra Petroleum*	35	2

Total Oil Companies-Exploration & Production		19

Oil Companies-Integrated — 0.5%
BP ADR	26	2
Chevron	19	1
ConocoPhillips	70	5
Exxon Mobil	107	8
Hess	100	5
Occidental Petroleum	99	5

Total Oil Companies-Integrated		26

Oil Field Machinery & Equipment — 0.1%
Grant Prideco*	35	2
National Oilwell Varco*	40	3

Total Oil Field Machinery & Equipment		5

Oil Refining & Marketing — 0.2%
Tesoro	100	10

Total Oil Refining & Marketing		10

Oil-Field Services — 0.1%
Hanover Compressor*	20	—
Helix Energy Solutions*	150	6

Total Oil-Field Services		6

Paper & Related Products — 0.0%
Abitibi-Consolidated	260	1
Smurfit-Stone Container*	60	1

Total Paper & Related Products		2

Pharmacy Services — 0.2%
Medco Health Solutions*	14	1
Omnicare	205	8

Total Pharmacy Services		9

Physical Practice Management — 0.1%
Pediatrix Medical Group*	100	6

Total Physical Practice Management		6

Physical Therapy/Rehabilitation Centers — 0.0%
Psychiatric Solutions*	40	2

Total Physical Therapy/Rehabilitation Centers		2

5	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Pipelines — 0.2%
El Paso	250	$4
National Fuel Gas	50	2
Questar	50	4
Spectra Energy	60	2

Total Pipelines		12

Platinum — 0.0%
Stillwater Mining*	30	—

Total Platinum		—

Printing-Commercial — 0.2%
RR Donnelley & Sons	262	10

Total Printing-Commercial		10

Property/Casualty Insurance — 0.4%
Arch Capital Group*	100	7
Safeco	100	7
Travelers	50	2
WR Berkley	200	7

Total Property/Casualty Insurance		23

Publishing-Books — 0.0%
Scholastic*	10	—

Total Publishing-Books		—

Publishing-Newspapers — 0.0%
Gannett	31	2

Total Publishing-Newspapers		2

Quarrying — 0.2%
Vulcan Materials	85	10

Total Quarrying		10

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Cl A*	210	7

Total Real Estate Management/Services		7

Reinsurance — 0.4%
Allied World Assurance Holdings	20	1
Aspen Insurance Holdings	30	1
Axis Capital Holdings	20	1
Berkshire Hathaway, Cl B*	1	3
Montpelier Re Holdings	40	1
PartnerRe	100	6
RenaissanceRe Holdings	100	5

Total Reinsurance		18

REITs-Apartments — 0.1%
Apartment Investment & Management, Cl A	100	6

Total REITs-Apartments		6

REITs-Hotels — 0.0%
Host Hotels & Resorts	10	—

Total REITs-Hotels		—

Description	Shares	Value (000)
REITs-Office Property — 0.1%
Boston Properties	50	$6

Total REITs-Office Property		6

REITs-Regional Malls — 0.1%
CBL & Associates Properties	150	7

Total REITs-Regional Malls		7

Rental Auto/Equipment — 0.0%
Avis Budget Group*	10	—

Total Rental Auto/Equipment		—

Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch, Cl A	100	8
Aeropostale*	85	3
Men's Wearhouse	150	7

Total Retail-Apparel/Shoe		18

Retail-Building Products — 0.2%
Lowe's	365	11

Total Retail-Building Products		11

Retail-Computer Equipment — 0.1%
GameStop, Cl A*	150	5

Total Retail-Computer Equipment		5

Retail-Consumer Electronics — 0.2%
Best Buy	160	8

Total Retail-Consumer Electronics		8

Retail-Discount — 0.0%
Dollar General	94	2

Total Retail-Discount		2

Retail-Drug Store — 0.4%
CVS	413	14
Rite Aid*	700	4

Total Retail-Drug Store		18

Retail-Major Department Store — 0.2%
JC Penney	90	7
Sears Holdings*	21	4

Total Retail-Major Department Store		11

Retail-Office Supplies — 0.1%
Office Depot*	95	3
OfficeMax	10	1

Total Retail-Office Supplies		4

Retail-Pet Food & Supplies — 0.1%
Petsmart	85	3

Total Retail-Pet Food & Supplies		3
Retail-Regional Department Store — 0.1%
Dillard's, Cl A	150	5

Total Retail-Regional Department Store		5

6	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Retail-Restaurants — 0.3%
Cheesecake Factory*	20	$1
Panera Bread, Cl A*	55	3
Starbucks*	310	9

Total Retail-Restaurants		13

Retail-Sporting Goods — 0.0%
Dick's Sporting Goods*	30	2

Total Retail-Sporting Goods		2

Retirement/Aged Care — 0.0%
Sunrise Senior Living*	10	—

Total Retirement/Aged Care		—

S&L/Thrifts-Western US — 0.2%
Washington Federal	250	6
Washington Mutual	55	2

Total S&L/Thrifts-Western US		8

Schools — 0.1%
ITT Educational Services*	40	3

Total Schools		3

Semiconductor Components-Integrated Circuits — 0.1%
Cypress Semiconductor*	10	—
Integrated Device Technology*	20	—
Maxim Integrated Products	220	7

Total Semiconductor Components-Integrated Circuits		7

Steel-Producers — 0.1%
Nucor	50	3

Total Steel-Producers		3

Steel-Specialty — 0.1%
Allegheny Technologies	26	3

Total Steel-Specialty		3

Super-Regional Banks-US — 0.3%
Bank of America	85	4
Capital One Financial	88	7
Wells Fargo	115	4

Total Super-Regional Banks-US		15

Telecommunications Equipment — 0.0%
Andrew*	30	—
Plantronics	30	1

Total Telecommunications Equipment		1

Telecommunications Services — 0.2%
Amdocs*	185	7
Time Warner Telecom, Cl A*	165	3

Total Telecommunications Services		10

Telephone-Integrated — 0.3%
AT&T	208	8
Sprint Nextel	35	1
Description	Shares	Value (000)
Telephone-Integrated — continued
Verizon Communications	134	$5

Total Telephone-Integrated		14

Therapeutics — 0.3%
Gilead Sciences*	170	13
Medicines*	30	1

Total Therapeutics		14

Tobacco — 0.3%
Altria Group	77	7
Imperial Tobacco Group ADR	70	6
Reynolds American	16	1
UST	53	3

Total Tobacco		17

Tools-Hand Held — 0.1%
Stanley Works	62	3

Total Tools-Hand Held		3

Toys — 0.0%
Mattel	42	1

Total Toys		1

Transport-Equipment & Leasing — 0.0%
GATX	10	—

Total Transport-Equipment & Leasing		—

Transport-Rail — 0.3%
Burlington Northern Santa Fe	38	3
Canadian Pacific Railway	100	6
CSX	150	6

Total Transport-Rail		15

Transport-Services — 0.1%
FedEx	3	—
Ryder System	21	1
UTI Worldwide	75	2

Total Transport-Services		3

Veterinary Diagnostics — 0.0%
VCA Antech*	40	1

Total Veterinary Diagnostics		1

Vitamins & Nutrition Products — 0.1%
Herbalife*	65	3

Total Vitamins & Nutrition Products		3

Web Hosting/Design — 0.0%
Equinix*	25	2

Total Web Hosting/Design		2
Web Portals/ISP — 0.4%
Google, Cl A*	33	15
Yahoo!*	240	8

Total Web Portals/ISP		23
Wireless Equipment — 0.5%
American Tower, Cl A*	430	17

7	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Wireless Equipment — continued
Nokia ADR	112	$3
Qualcomm	175	7

Total Wireless Equipment		27

Total Common Stock (Cost $1,224)		1,267

Foreign Common Stock — 7.1%
Australia — 0.5%
BHP Billiton	572	14
Leighton Holdings	481	13

Total Australia		27

Austria — 0.2%
Voestalpine*	127	9

Total Austria		9

Canada — 0.3%
Manulife Financial	200	7
Methanex	400	9

Total Canada		16

Denmark — 0.2%
Danske Bank	200	9

Total Denmark		9

France — 0.5%
BNP Paribas	118	13
Camaieu	34	12
Societe Generale	5	1

Total France		26

Germany — 0.9%
Allianz SE	65	13
Deutsche Bank	92	12
Salzgitter	39	6
Siemens	120	13

Total Germany		44

Italy — 0.2%
Fiat*	483	12

Total Italy		12

Japan — 1.9%
Alpine Electronics	300	6
BMB	2,000	8
Central Japan Railway	1	11
Daiichikosho	900	10
Hudson Soft*	500	8
Nippon Steel	1,000	7
NTT Data	2	10
Pacific Management	3	7
Sony	200	10
Sumitomo Pipe & Tube	1,000	7
Toyota Motor	200	12

Total Japan		96

Description	Shares/Face Amount (000)	Value (000)
Netherlands — 0.3%
Royal Dutch Shell, Cl A	501	$17

Total Netherlands		17

New Zealand — 0.2%
Air New Zealand	4,450	7

Total New Zealand		7

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria	512	13
Banco Santander Central Hispano	729	13

Total Spain		26

Sweden — 0.2%
Skandinaviska Enskilda Banken, Cl A	300	10

Total Sweden		10

Switzerland — 0.2%
Credit Suisse Group	129	9

Total Switzerland		9

United Kingdom — 1.0%
AstraZeneca	231	12
BT Group	1,979	12
CSR*	73	1
Reckitt Benckiser	225	12
Royal Bank of Scotland	352	14

Total United Kingdom		51

Total Foreign Common Stock (Cost $360)		359

U.S. Treasury Obligations — 26.4%
U.S. Treasury Bond 4.875%, 07/31/11	$580	587
U.S. Treasury Notes 4.625%, 11/15/09	250	250
4.625%, 11/15/16	75	75
4.625%, 02/29/12	265	266
4.625%, 02/15/17	110	110
4.500%, 02/15/36	55	52

Total U.S. Treasury Obligations (Cost $1,342)		1,340

U.S. Government Agency Mortgage-Backed Obligations — 20.1%
Federal National Mortgage Association 6.000%, 01/01/37	251	253
5.500%, 01/01/37	516	510
5.000%, 05/01/36	264	256

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $1,023)		1,019

8	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

March 31, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
Foreign Bonds — 8.5%
Deutschland Republic (EUR) 4.500%, 01/04/13	316	$432

Total Foreign Bonds (Cost $422)		432

Corporate Bonds — 6.3%
Advanta Capital Trust, Ser B 8.990%, 12/17/26	$11	11
Ahern Rentals 144A 9.250%, 08/15/13	8	8
Aramark 144A (A) 8.860%, 02/01/15	7	7
Belden CDT 144A 7.000%, 03/15/17	7	7
Cascades 7.250%, 02/15/13	15	15
Coleman Cable 144A (B) 9.875%, 10/01/12	11	11
Cosan Finance 144A 7.000%, 02/01/17	4	4
Deluxe, Ser B 3.500%, 10/01/07	15	15
Denbury Resources 7.500%, 04/01/13	11	11
Echostar DBS 6.625%, 10/01/14	15	15
Ford Motor Credit 7.375%, 10/28/09	15	15
General Motors Acceptance 7.000%, 02/01/12	15	15
Gregg Appliances 9.000%, 02/01/13	7	7
Ikon Office Solutions 7.750%, 09/15/15	8	8
K. Hovnanian 8.875%, 04/01/12	11	11
Kansas City Southern 9.500%, 10/01/08	7	7
Mastec 144A 7.625%, 02/01/17	7	7
Neenah Paper 7.375%, 11/15/14	12	12
Norampac 6.750%, 06/01/13	15	15
PGS Solutions 144A 9.625%, 02/15/15	9	9
Qwest 8.875%, 03/15/12	15	17
R.H. Donelley 8.875%, 01/15/16	8	9
Residential Capital 144A (A) 7.190%, 04/17/09	11	11
Rogers Wireless 8.000%, 12/15/12	15	16
Sbarro 144A 10.375%, 02/01/15	7	7
Steel Dynamics 144A (B) 6.750%, 04/01/15	22	22
TRW Automotive 144A 7.250%, 03/15/17	6	6
Turanalem Finance 144A 8.250%, 01/22/37	8	8
Description	Face Amount (000)	Value (000)
Corporate Bonds — continued
Uno Restaurant 144A 10.000%, 02/15/11	$3	$3
Xerox Capital Trust I 8.000%, 02/01/27	11	11

Total Corporate Bonds (Cost $321)		320

Repurchase Agreement — 6.9%
Morgan Stanley, 5.140%, dated 03/30/07 to be repurchased on 04/02/07, repurchase price $348,623 (collateralized by a U.S. Government obligation, par value $360,000, 5.500%, 02/18/09; total market value $362,475) (C)	348	348

Total Repurchase Agreement (Cost $348)		348

Total Investments — 100.2% † (Cost $5,040)		5,085

Other Assets and Liabilities, Net — (0.2%)		(9)

Total Net Assets — 100.0%		$5,076

* Non-income producing security.
(A) — Variable rate security — the rate reported is the rate as of March 31, 2007.
(B) — Security purchased on a when-issued basis.
(C) — Tri-party repurchase agreement

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2007, the value of these securities amounted to $110 (000), representing 2.2% of the net assets of the Portfolio.

ADR — American Depositary Receipt
Cl — Class
DBS — Direct Broadcast Satellite
EUR — Euro
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Saving and Loan
Ser — Series
Cost figures are shown with "000's" omitted.
Amounts designated as “—“ are either $0 or have been rounded to $0.
† At March 31, 2007, the tax basis cost of the Portfolio’s Investments was $5,040,373, and the unrealized appreciation and depreciation were $94,563 and $(50,063), respectively.

9	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

March 31, 2007 (Unaudited)

As of March 31, 2007, the Portfolio had the following forward foreign currency contract outstanding:
Maturity		Currency to Deliver		Currency to Receive	Unrealized
Date					Depreciation
6/13/2007	EUR	(318,601)	USD	422,713	$ (4,062)
				TOTAL	$ (4,062)
EUR — Euro
USD — U.S. Dollar

The following is a summary of the significant accounting policies followed by the Portfolios.

Security Valuation — Investment securities of a Portfolio, including securities sold short, that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) each day that the NYSE is open. Investment securities of a Portfolio that are quoted on a national market system are valued at the official closing price provided by NASDAQ, or if there is none, at the last sales price. The Portfolios use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, securities are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued Securities for purposes of calculating a Portfolio’s net asset value (“NAV”). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board believes accurately reflects fair value.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Portfolio’s investment advisor, Old Mutual Capital, Inc. (the ”Advisor”) determines that use of another valuation methodology is appropriate.

The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Portfolios calculate the NAVs.

Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts as hedges against specific transactions, Portfolio positions or anticipated Portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded accordingly. The Portfolios realize gains and losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Portfolios could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Foreign Withholding Taxes — The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolios accrue such taxes when the related income is earned.

10	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

March 31, 2007 (Unaudited)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Tri-Party Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

Foreign Currency Conversion — The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Portfolios report gains and losses on foreign currency related transactions as components of realized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

11	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 46.3%
Advertising Services — 0.0%
Getty Images*	30	$1

Total Advertising Services		1

Aerospace/Defense — 1.2%
Aerovironment*	10	—
Boeing	288	26
Empresa Brasiliera de Aeronautica ADR	160	7
General Dynamics	175	13
Rockwell Collins	225	15
Teledyne Technologies*	40	2

Total Aerospace/Defense		63

Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems*	100	9
BE Aerospace*	100	3
DRS Technologies	40	2
Goodrich	40	2

Total Aerospace/Defense-Equipment		16

Agricultural Chemicals — 0.3%
Agrium	100	4
Monsanto	235	13

Total Agricultural Chemicals		17

Agricultural Operations — 0.1%
Archer-Daniels-Midland	70	3
Tejon Ranch*	30	1

Total Agricultural Operations		4

Airlines — 0.1%
AMR*	150	5
Republic Airways Holdings*	50	1
UAL*	30	1

Total Airlines		7

Applications Software — 0.5%
American Reprographics*	30	1
Citrix Systems*	60	2
Intuit*	20	1
Microsoft	480	13
Nuance Communications*	40	1
Satyam Computer Services ADR	370	8

Total Applications Software		26

Auction House/Art Dealer — 0.0%
Sotheby's	20	1

Total Auction House/Art Dealer		1

Audio/Video Products — 0.1%
DTS*	25	1
Harman International	45	4

Total Audio/Video Products		5

Description	Shares	Value (000)
Auto-Medium & Heavy Duty Trucks — 0.0%
Force Protection*	60	$1

Total Auto-Medium & Heavy Duty Trucks		1

Auto/Truck Parts & Equipment-Original — 0.0%
Amerigon*	95	1

Total Auto/Truck Parts & Equipment-Original		1

Beverages-Non-Alcoholic — 0.1%
Coca-Cola	110	5

Total Beverages-Non-Alcoholic		5

Brewery — 0.3%
Cia Cervecerias Unidas ADR	200	6
Molson Coors Brewing, Cl B	100	10

Total Brewery		16

Broadcast Services/Programming — 0.2%
Clear Channel Communications	3	—
Grupo Televisa ADR	250	7
Nexstar Broadcasting Group, Cl A*	50	1

Total Broadcast Services/Programming		8

Building Products-Cement/Aggregate — 0.1%
Martin Marietta Materials	35	5

Total Building Products-Cement/Aggregate		5

Building Products-Light Fixtures — 0.1%
Genlyte Group*	100	7

Total Building Products-Light Fixtures		7

Building-Heavy Construction — 0.1%
Washington Group International*	70	5

Total Building-Heavy Construction		5

Building-Mobile Home/Manufactured Housing — 0.0%
Williams Scotsman International*	50	1

Total Building-Mobile Home/Manufactured Housing		1

Building-Residential/Commercial — 0.1%
DR Horton	55	1
Lennar, Cl A	30	2
Pulte Homes	45	1

Total Building-Residential/Commercial		4

Cable TV — 0.2%
Comcast, Cl A*	150	4
DIRECTV Group*	191	4
Mediacom Communications, Cl A*	110	1

Total Cable TV		9

Casino Hotels — 0.2%
Harrah's Entertainment	1	—

1	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Casino Hotels — continued
MGM Mirage*	160	$11

Total Casino Hotels		11

Casino Services — 0.1%
International Game Technology	175	7

Total Casino Services		7

Cellular Telecommunications — 0.9%
America Movil ADR, Ser L	175	8
Millicom International Cellular ADR*	100	8
NII Holdings*	420	31

Total Cellular Telecommunications		47

Chemicals-Diversified — 0.4%
E.I. du Pont de Nemours	207	10
Lyondell Chemical	20	1
Nova Chemicals	200	6
Olin	40	1

Total Chemicals-Diversified		18

Chemicals-Specialty — 0.1%
Hercules*	91	2
Lubrizol	100	5

Total Chemicals-Specialty		7

Circuit Boards — 0.0%
Park Electrochemical	40	1

Total Circuit Boards		1

Coal — 0.2%
Alpha Natural Resources*	60	1
Arch Coal	30	1
Consol Energy	150	6
Massey Energy	50	1

Total Coal		9

Commercial Banks Non-US — 0.3%
Banco Bradesco ADR	200	8
Kookmin Bank ADR	80	7

Total Commercial Banks Non-US		15

Commercial Banks-Central US — 0.0%
Irwin Financial	80	1

Total Commercial Banks-Central US		1

Commercial Banks-Eastern US — 0.0%
Signature Bank*	50	2

Total Commercial Banks-Eastern US		2

Commercial Banks-Southern US — 0.2%
Colonial BancGroup	350	9

Total Commercial Banks-Southern US		9

Commercial Banks-Western US — 0.1%
Community Bancorp*	20	1
Description	Shares	Value (000)
Commercial Banks-Western US — continued
SVB Financial Group*	40	$2

Total Commercial Banks-Western US		3

Commercial Services — 0.2%
Arbitron	40	2
ChoicePoint*	50	1
ExlService Holdings*	30	1
PeopleSupport*	46	1
PHH*	30	1
TeleTech Holdings*	44	1

Total Commercial Services		7

Commercial Services-Finance — 0.0%
Wright Express*	50	2

Total Commercial Services-Finance		2

Communications Software — 0.0%
Avid Technology*	60	2

Total Communications Software		2

Computer Services — 0.6%
Ceridian*	250	9
Cognizant Technology Solutions, Cl A*	220	19
Perot Systems, Cl A*	140	3
Syntel	28	1
Unisys*	50	—

Total Computer Services		32

Computer Software — 0.0%
Double-Take Software*	73	1

Total Computer Software		1

Computers — 1.3%
Apple*	250	23
Dell*	180	4
Hewlett-Packard	591	24
International Business Machines	134	13
Rackable Systems*	60	1

Total Computers		65

Computers-Integrated Systems — 0.2%
Brocade Communications Systems*	1,110	11
Riverbed Technology*	40	1

Total Computers-Integrated Systems		12

Computers-Memory Devices — 0.3%
EMC*	340	4
Network Appliance*	55	2
Seagate Technology	250	6
Smart Modular Technologies*	70	1

Total Computers-Memory Devices		13

Consulting Services — 0.1%
Advisory Board*	30	2
Corporate Executive Board	5	—
Huron Consulting Group*	10	1

2	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Consulting Services — continued
LECG*	100	$1

Total Consulting Services		4

Consumer Products-Miscellaneous — 0.0%
Clorox	33	2

Total Consumer Products-Miscellaneous		2

Containers-Metal/Glass — 0.1%
Owens-Illinois*	200	5

Total Containers-Metal/Glass		5

Containers-Paper/Plastic — 0.1%
Sealed Air	200	6

Total Containers-Paper/Plastic		6

Cruise Lines — 0.1%
Carnival	136	6

Total Cruise Lines		6

Data Processing/Management — 0.2%
Acxiom	50	1
Automatic Data Processing	130	6
Commvault Systems*	55	1
Fair Isaac	60	3

Total Data Processing/Management		11

Dental Supplies & Equipment — 0.0%
Patterson*	20	1

Total Dental Supplies & Equipment		1

Diagnostic Equipment — 0.0%
Gen-Probe*	30	1

Total Diagnostic Equipment		1

Diagnostic Kits — 0.0%
Quidel*	110	1

Total Diagnostic Kits		1

Dialysis Centers — 0.1%
DaVita*	20	1
Dialysis Corp of America*	110	1

Total Dialysis Centers		2

Disposable Medical Products — 0.1%
C.R. Bard	30	2

Total Disposable Medical Products		2

Distribution/Wholesale — 0.1%
Beacon Roofing Supply*	50	1
Bell Microproducts*	190	1
Fastenal	35	1

Total Distribution/Wholesale		3

Diversified Manufacturing Operations — 1.1%
3M	123	9
Dover	130	6
General Electric	360	13
Honeywell International	140	7
Description	Shares	Value (000)
Diversified Manufacturing Operations — continued
Illinois Tool Works	171	$9
Tyco International	362	11

Total Diversified Manufacturing Operations		55

Diversified Minerals — 0.1%
Cia Vale do Rio Doce ADR	200	7

Total Diversified Minerals		7

Diversified Operations — 0.0%
Walter Industries	50	1

Total Diversified Operations		1

E-Commerce/Products — 0.0%
Nutri/System*	20	1

Total E-Commerce/Products		1

E-Commerce/Services — 0.0%
Expedia*	83	2

Total E-Commerce/Services		2

E-Services/Consulting — 0.0%
Perficient*	39	1

Total E-Services/Consulting		1

Educational Software — 0.0%
Blackboard*	60	2

Total Educational Software		2

Electric Products-Miscellaneous — 0.1%
Emerson Electric	115	5

Total Electric Products-Miscellaneous		5

Electric-Generation — 0.1%
AES*	288	6

Total Electric-Generation		6

Electric-Integrated — 1.2%
Alliant Energy	150	7
Centerpoint Energy	500	9
Dominion Resources	71	6
DTE Energy	200	10
Duke Energy	242	5
Entergy	103	11
OGE Energy	150	6
PPL	200	8
TXU	5	—

Total Electric-Integrated		62

Electronic Components-Miscellaneous — 0.1%
Celestica*	420	3
Flextronics International*	130	1
Jabil Circuit	20	—

Total Electronic Components-Miscellaneous		4

Electronic Components-Semiconductors — 0.7%
Applied Micro Circuits*	310	1
DSP Group*	230	4
Ikanos Communications*	110	1

3	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Electronic Components-Semiconductors — continued
Intel	56	$1
International Rectifier*	30	1
MEMC Electronic Materials*	100	6
Netlogic Microsystems*	35	1
Nvidia*	75	2
PMC-Sierra*	180	1
QLogic*	185	3
Samsung Electronics GDR 144A	20	6
Semtech*	120	2
Silicon Image*	50	1
Xilinx	70	2
Zoran*	80	1

Total Electronic Components-Semiconductors		33

Electronic Design Automation — 0.1%
Comtech Group*	60	1
Synplicity*	330	2

Total Electronic Design Automation		3

Electronic Forms — 0.3%
Adobe Systems*	345	14

Total Electronic Forms		14

Electronic Measuring Instruments — 0.2%
Agilent Technologies*	200	7
Itron*	25	1

Total Electronic Measuring Instruments		8

Electronic Parts Distribution — 0.2%
Arrow Electronics*	200	7
Avnet*	20	1

Total Electronic Parts Distribution		8

Electronics-Military — 0.1%
EDO	60	1
L-3 Communications Holdings	43	4

Total Electronics-Military		5

Energy-Alternate Sources — 0.1%
Covanta Holding*	200	4

Total Energy-Alternate Sources		4

Engineering/R&D Services — 0.1%
Fluor	35	3

Total Engineering/R&D Services		3

Enterprise Software/Services — 0.5%
BMC Software*	150	5
Concur Technologies*	68	1
Lawson Software*	410	3
Oracle*	595	11
Sybase*	250	6
Ultimate Software Group*	45	1

Total Enterprise Software/Services		27

Entertainment Software — 0.1%
Activision*	185	3
Electronic Arts*	10	1
Description	Shares	Value (000)
Entertainment Software — continued
THQ*	50	$2

Total Entertainment Software		6

Fiduciary Banks — 0.2%
Mellon Financial	3	—
Northern Trust	150	9

Total Fiduciary Banks		9

Filtration/Separation Products — 0.1%
Pall	200	8

Total Filtration/Separation Products		8

Finance-Commercial — 0.0%
NewStar Financial*	30	1

Total Finance-Commercial		1

Finance-Consumer Loans — 0.3%
Encore Capital Group*	190	2
First Marblehead	50	2
Nelnet, Cl A	30	1
Portfolio Recovery Associates*	30	1
SLM	189	8

Total Finance-Consumer Loans		14

Finance-Credit Card — 0.2%
American Express	181	10

Total Finance-Credit Card		10

Finance-Investment Banker/Broker — 1.0%
Citigroup	187	10
Evercore Partners, Cl A	5	—
Goldman Sachs Group	17	3
Greenhill	20	1
JPMorgan Chase	338	16
Lazard, Cl A	315	16
Lehman Brothers Holdings	8	1
Morgan Stanley	20	2
optionsXpress Holdings	50	1

Total Finance-Investment Banker/Broker		50

Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	91	5

Total Finance-Mortgage Loan/Banker		5

Finance-Other Services — 0.2%
Asset Acceptance Capital*	270	4
GFI Group*	20	1
International Securities Exchange Holdings	25	1
NASDAQ Stock Market*	120	4

Total Finance-Other Services		10

Financial Guarantee Insurance — 0.2%
AMBAC Financial Group	40	4
MGIC Investment	70	4

Total Financial Guarantee Insurance		8

Food-Dairy Products — 0.3%
Dean Foods*	162	8

4	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Food-Dairy Products — continued
Wimm-Bill-Dann Foods ADR	67	$5

Total Food-Dairy Products		13

Food-Meat Products — 0.1%
Tyson Foods, Cl A	148	3

Total Food-Meat Products		3

Food-Miscellaneous/Diversified — 0.1%
ConAgra Foods	102	2
SunOpta*	45	1
Unilever	100	3

Total Food-Miscellaneous/Diversified		6

Food-Wholesale/Distribution — 0.1%
Sysco	150	5
United Natural Foods*	50	2

Total Food-Wholesale/Distribution		7

Forestry — 0.2%
Plum Creek Timber	200	8

Total Forestry		8

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment*	63	2

Total Gambling (Non-Hotel)		2

Gas-Distribution — 0.0%
WGL Holdings	20	1

Total Gas-Distribution		1

Gold Mining — 0.1%
Randgold Resources ADR	225	5

Total Gold Mining		5

Golf — 0.0%
Callaway Golf	60	1

Total Golf		1

Hazardous Waste Disposal — 0.1%
Stericycle*	40	3

Total Hazardous Waste Disposal		3

Health Care Cost Containment — 0.2%
Hooper Holmes*	260	1
McKesson	186	11

Total Health Care Cost Containment		12

Hotels & Motels — 0.1%
InterContinental Hotels ADR	30	1
Lodgian*	60	1
Marriott International, Cl A	65	3
Starwood Hotels & Resorts Worldwide	18	1
Wyndham Worldwide*	20	1

Total Hotels & Motels		7

Human Resources — 0.7%
Hewitt Associates, Cl A*	350	10
Description	Shares	Value (000)
Human Resources — continued
Hudson Highland Group*	90	$2
Kenexa*	50	2
Manpower	100	7
Monster Worldwide*	325	15

Total Human Resources		36

Import/Export — 0.0%
Castle Brands*	60	—

Total Import/Export		—

Independent Power Producer — 0.1%
Calpine*	100	—
Mirant*	20	1
Reliant Energy*	70	1

Total Independent Power Producer		2

Industrial Audio & Video Products — 0.0%
SRS Labs*	40	1

Total Industrial Audio & Video Products		1

Industrial Automation/Robot — 0.0%
Cognex	40	1

Total Industrial Automation/Robot		1

Industrial Gases — 0.4%
Air Products & Chemicals	20	2
Praxair	305	19

Total Industrial Gases		21

Instruments-Scientific — 0.2%
PerkinElmer	400	10

Total Instruments-Scientific		10

Insurance Brokers — 0.1%
Marsh & McLennan	100	3

Total Insurance Brokers		3

Internet Application Software — 0.1%
Cryptologic	50	1
DealerTrack Holdings*	65	2
Vocus*	42	1

Total Internet Application Software		4

Internet Connective Services — 0.0%
Cogent Communications Group*	60	1

Total Internet Connective Services		1

Internet Financial Services — 0.0%
Online Resources*	110	1

Total Internet Financial Services		1

Internet Infrastructure Software — 0.1%
F5 Networks*	30	2
Opsware*	102	1

Total Internet Infrastructure Software		3

Internet Security — 0.1%
Checkfree*	40	1

5	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Internet Security — continued
Ipass*	100	$1
Symantec*	300	5

Total Internet Security		7

Investment Management/Advisory Services — 0.1%
Affiliated Managers Group*	20	2
Legg Mason	40	4

Total Investment Management/Advisory Services		6

Lasers-Systems/Components — 0.1%
Electro Scientific Industries*	120	2

Total Lasers-Systems/Components		2

Life/Health Insurance — 0.1%
Cigna	50	7

Total Life/Health Insurance		7

Linen Supply & Related Items — 0.0%
Cintas	30	1

Total Linen Supply & Related Items		1

Machine Tools & Related Products — 0.1%
Kennametal	100	7

Total Machine Tools & Related Products		7

Machinery-Construction & Mining — 0.5%
Caterpillar	180	12
Terex*	155	11

Total Machinery-Construction & Mining		23

Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	40	2

Total Machinery-Print Trade		2

Medical Imaging Systems — 0.0%
Vital Images*	21	1

Total Medical Imaging Systems		1

Medical Information Systems — 0.3%
Allscripts Healthcare Solutions*	50	1
Cerner*	235	13
IMS Health	50	2

Total Medical Information Systems		16

Medical Instruments — 0.5%
Abaxis*	16	—
Cambridge Heart*	260	1
Conceptus*	90	2
Medtronic	280	14
Micrus Endovascular*	14	—
Natus Medical*	120	2
St. Jude Medical*	30	1
Symmetry Medical*	150	3

Total Medical Instruments		23

Medical Labs & Testing Services — 0.2%
Covance*	25	2
Description	Shares	Value (000)
Medical Labs & Testing Services — continued
Laboratory Corp of America Holdings*	100	$7

Total Medical Labs & Testing Services		9

Medical Products — 0.3%
Baxter International	150	8
Henry Schein*	90	5
Syneron Medical*	50	1

Total Medical Products		14

Medical-Biomedical/Genetic — 0.6%
Barrier Therapeutics*	320	2
Cambrex	60	1
Celgene*	75	4
Genzyme*	250	15
Invitrogen*	30	2
Keryx Biopharmaceuticals*	90	1
Lifecell*	40	1
Martek Biosciences*	60	1
Medimmune*	20	1
Orchid Cellmark*	130	1
PDL BioPharma*	120	3

Total Medical-Biomedical/Genetic		32

Medical-Drugs — 2.0%
Allergan	105	12
Angiotech Pharmaceuticals*	370	2
Aspreva Pharmaceuticals*	60	1
Axcan Pharma*	110	2
Bristol-Myers Squibb	275	8
Cephalon*	160	11
Dr Reddy's Lab ADR	500	8
Indevus Pharmaceuticals*	80	1
Medicis Pharmaceutical, Cl A	25	1
Pfizer	1,006	25
Santarus*	180	1
Schering-Plough	772	20
Valeant Pharmaceuticals International	100	2
Wyeth	185	9

Total Medical-Drugs		103

Medical-Generic Drugs — 0.2%
Perrigo	130	2
Teva Pharmaceutical Industries ADR	100	4

Total Medical-Generic Drugs		6

Medical-HMO — 0.4%
UnitedHealth Group	137	7
WellPoint*	133	11

Total Medical-HMO		18

Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings*	50	2
Radiation Therapy Services*	66	2

Total Medical-Outpatient/Home Medical		4

Medical-Wholesale Drug Distributors — 0.4%
AmerisourceBergen	156	8

6	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Medical-Wholesale Drug Distributors — continued
Cardinal Health	149	$11

Total Medical-Wholesale Drug Distributors		19

Metal Processors & Fabricators — 0.2%
Commercial Metals	200	6
Haynes International*	10	1
Ladish*	15	1
Precision Castparts	45	4

Total Metal Processors & Fabricators		12

Metal-Aluminum — 0.1%
Alcoa	100	3

Total Metal-Aluminum		3

Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Cl B	1	—

Total Metal-Diversified		—

Miscellaneous Manufacturing — 0.0%
Aptargroup	20	1

Total Miscellaneous Manufacturing		1

Multi-Line Insurance — 1.3%
ACE	27	2
Allstate	127	8
American International Group	115	8
Cincinnati Financial	200	8
Hartford Financial Services Group	56	5
Loews	238	11
Metlife	161	10
XL Capital, Cl A	171	12

Total Multi-Line Insurance		64

Multimedia — 0.1%
Entravision Communications, Cl A*	80	1
Gemstar-TV Guide International*	410	1

Total Multimedia		2

Networking Products — 0.1%
Cisco Systems*	180	5
Foundry Networks*	70	1
Netgear*	10	—
Switch & Data Facilities*	66	1

Total Networking Products		7

Non-Ferrous Metals — 0.3%
Cameco	285	12
USEC*	70	1

Total Non-Ferrous Metals		13

Non-Hazardous Waste Disposal — 0.1%
Allied Waste Industries*	570	7

Total Non-Hazardous Waste Disposal		7

Description	Shares	Value (000)
Office Automation & Equipment — 0.0%
Pitney Bowes	40	$2

Total Office Automation & Equipment		2

Office Supplies & Forms — 0.1%
Avery Dennison	100	6

Total Office Supplies & Forms		6

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling	20	2
Pride International*	50	1
Rowan	20	1
Transocean*	51	4

Total Oil & Gas Drilling		8

Oil Companies-Exploration & Production — 0.7%
Arena Resources*	20	1
ATP Oil & Gas*	30	1
Cnooc Limited ADR	100	9
Denbury Resources*	45	1
Mariner Energy*	40	1
Newfield Exploration*	100	4
Parallel Petroleum*	40	1
Southwestern Energy*	390	16
Stone Energy*	50	2
Ultra Petroleum*	40	2

Total Oil Companies-Exploration & Production		38

Oil Companies-Integrated — 1.3%
BP ADR	53	3
Chevron	39	3
ConocoPhillips	142	10
Exxon Mobil	242	18
Hess	100	6
Occidental Petroleum	200	10
Petroleo Brasileiro ADR	100	10
Surgutneftegaz ADR	70	4

Total Oil Companies-Integrated		64

Oil Field Machinery & Equipment — 0.2%
Dresser-Rand Group*	70	2
Grant Prideco*	40	2
Metretek Technologies*	50	1
National Oilwell Varco*	45	3

Total Oil Field Machinery & Equipment		8

Oil Refining & Marketing — 0.2%
Tesoro	100	10

Total Oil Refining & Marketing		10

Oil-Field Services — 0.2%
Hanover Compressor*	60	1
Helix Energy Solutions*	150	6
Key Energy Services*	80	1
W-H Energy Services*	40	2

Total Oil-Field Services		10

Paper & Related Products — 0.2%
Abitibi-Consolidated	1,600	4
Bowater	60	1
Caraustar Industries*	90	1

7	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Paper & Related Products — continued
Neenah Paper	40	$2
Smurfit-Stone Container*	140	2

Total Paper & Related Products		10

Pharmacy Services — 0.3%
Medco Health Solutions*	38	3
Omnicare	315	12

Total Pharmacy Services		15

Physical Practice Management — 0.2%
Pediatrix Medical Group*	150	9

Total Physical Practice Management		9

Physical Therapy/Rehabilitation Centers — 0.1%
Psychiatric Solutions*	105	4

Total Physical Therapy/Rehabilitation Centers		4

Pipelines — 0.4%
El Paso	450	7
National Fuel Gas	150	7
Questar	50	4
Spectra Energy	121	3

Total Pipelines		21

Platinum — 0.0%
Stillwater Mining*	70	1

Total Platinum		1

Printing-Commercial — 0.3%
RR Donnelley & Sons	387	14

Total Printing-Commercial		14

Property/Casualty Insurance — 0.6%
Arch Capital Group*	100	7
Safeco	150	10
Travelers	80	4
WR Berkley	200	7

Total Property/Casualty Insurance		28

Publishing-Books — 0.0%
Scholastic*	40	1

Total Publishing-Books		1

Publishing-Newspapers — 0.1%
Gannett	64	4

Total Publishing-Newspapers		4

Publishing-Periodicals — 0.0%
Playboy Enterprises, Cl B*	160	2

Total Publishing-Periodicals		2

Quarrying — 0.3%
Vulcan Materials	130	15

Total Quarrying		15

Description	Shares	Value (000)
Radio — 0.0%
Radio One, Cl D*	220	$1

Total Radio		1

Real Estate Management/Services — 0.2%
CB Richard Ellis Group, Cl A*	225	8

Total Real Estate Management/Services		8

Real Estate Operation/Development — 0.0%
Brookfield Properties	40	2

Total Real Estate Operation/Development		2

Reinsurance — 0.7%
Allied World Assurance Holdings	40	2
Aspen Insurance Holdings	170	5
Axis Capital Holdings	40	1
Berkshire Hathaway, Cl B*	2	7
Endurance Specialty Holdings	60	2
Everest Re Group	10	1
Montpelier Re Holdings	240	4
PartnerRe	100	7
Platinum Underwriters Holdings	80	3
RenaissanceRe Holdings	100	5

Total Reinsurance		37

REITs-Apartments — 0.3%
Apartment Investment & Management, Cl A	100	6
Archstone-Smith Trust	49	3
AvalonBay Communities	20	3
BRE Properties, Cl A	14	1
Equity Residential	52	2
GMH Communities Trust	41	—
UDR	42	1

Total REITs-Apartments		16

REITs-Diversified — 0.1%
Digital Realty Trust	31	1
PS Business Parks	10	1
Vornado Realty Trust	30	4

Total REITs-Diversified		6

REITs-Hotels — 0.1%
Ashford Hospitality Trust	100	1
DiamondRock Hospitality	66	1
Host Hotels & Resorts	126	4

Total REITs-Hotels		6

REITs-Manufactured Homes — 0.0%
Equity Lifestyle Properties	11	1

Total REITs-Manufactured Homes		1

REITs-Office Property — 0.3%
Alexandria Real Estate Equities	13	1
American Financial Realty Trust	100	1
BioMed Realty Trust	21	1
Boston Properties	73	8
Corporate Office Properties Trust	26	1
Kilroy Realty	8	1

8	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
REITs-Office Property — continued
SL Green Realty	15	$2

Total REITs-Office Property		15

REITs-Regional Malls — 0.3%
CBL & Associates Properties	150	7
General Growth Properties	35	2
Macerich	13	1
Simon Property Group	52	5
Taubman Centers	25	1

Total REITs-Regional Malls		16

REITs-Shopping Centers — 0.1%
Developers Diversified Realty	27	2
Federal Realty Investment Trust	16	1
Kimco Realty	42	2
Regency Centers	24	2

Total REITs-Shopping Centers		7

REITs-Storage — 0.1%
Public Storage	24	2
U-Store-It Trust	29	1

Total REITs-Storage		3

REITs-Warehouse/Industrial — 0.1%
EastGroup Properties	14	1
Prologis	55	3

Total REITs-Warehouse/Industrial		4

Rental Auto/Equipment — 0.0%
Avis Budget Group*	20	1

Total Rental Auto/Equipment		1

Retail-Apparel/Shoe — 0.5%
Abercrombie & Fitch, Cl A	145	11
Aeropostale*	100	4
Footstar*	260	2
Kenneth Cole Productions, Cl A	70	2
Men's Wearhouse	150	7

Total Retail-Apparel/Shoe		26

Retail-Building Products — 0.3%
Lowe's	535	17

Total Retail-Building Products		17

Retail-Computer Equipment — 0.1%
GameStop, Cl A*	170	6

Total Retail-Computer Equipment		6

Retail-Consumer Electronics — 0.2%
Best Buy	240	12

Total Retail-Consumer Electronics		12

Retail-Discount — 0.1%
Citi Trends*	30	1
Dollar General	191	4

Total Retail-Discount		5

Description	Shares	Value (000)
Retail-Drug Store — 0.5%
CVS	618	$21
Rite Aid*	800	5

Total Retail-Drug Store		26

Retail-Major Department Store — 0.4%
JC Penney	135	11
Sears Holdings*	45	8

Total Retail-Major Department Store		19

Retail-Office Supplies — 0.2%
Office Depot*	218	8
OfficeMax	20	1

Total Retail-Office Supplies		9

Retail-Pet Food & Supplies — 0.1%
Petsmart	100	3

Total Retail-Pet Food & Supplies		3

Retail-Propane Distribution — 0.1%
Star Gas Partners*	870	3

Total Retail-Propane Distribution		3

Retail-Regional Department Store — 0.1%
Dillard's, Cl A	200	7

Total Retail-Regional Department Store		7

Retail-Restaurants — 0.4%
BJ's Restaurants*	30	1
Cheesecake Factory*	50	1
Chipotle Mexican Grill, Cl A*	15	1
Panera Bread, Cl A*	60	4
Starbucks*	450	14

Total Retail-Restaurants		21

Retail-Sporting Goods — 0.1%
Dick's Sporting Goods*	30	2
Hibbett Sports*	40	1
Zumiez*	30	1

Total Retail-Sporting Goods		4

Retail-Video Rental — 0.0%
Blockbuster, Cl A*	220	1

Total Retail-Video Rental		1

Retirement/Aged Care — 0.0%
Sunrise Senior Living*	30	1

Total Retirement/Aged Care		1

S&L/Thrifts-Eastern US — 0.0%
Brookline Bancorp	60	1

Total S&L/Thrifts-Eastern US		1

S&L/Thrifts-Western US — 0.2%
Washington Federal	250	6
Washington Mutual	111	4

Total S&L/Thrifts-Western US		10

9	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Satellite Telecom — 0.0%
Loral Space & Communications*	20	$1

Total Satellite Telecom		1

Schools — 0.2%
Capella Education*	30	1
DeVry	25	1
ITT Educational Services*	65	5
Learning Tree International*	150	2
Strayer Education	13	1

Total Schools		10

Semiconductor Components-Integrated Circuits — 0.6%
ChipMOS TECHNOLOGIES*	160	1
Cypress Semiconductor*	20	—
Integrated Device Technology*	40	1
Maxim Integrated Products	370	11
Taiwan Semiconductor Manufacturing ADR	800	9
United Microelectronics ADR	2,500	8

Total Semiconductor Components-Integrated Circuits		30

Semiconductor Equipment — 0.2%
Applied Materials	40	1
Brooks Automation*	110	2
Cabot Microelectronics*	40	1
Tessera Technologies*	51	2
Ultratech*	80	1
Varian Semiconductor Equipment Associates*	34	2

Total Semiconductor Equipment		9

Specified Purpose Acquisition — 0.0%
Marathon Acquisition*	70	1

Total Specified Purpose Acquisition		1

Steel Pipe & Tube — 0.1%
Mueller Water Products, Cl A	100	2
Mueller Water Products, Cl B	20	—
TMK GDR*	130	4

Total Steel Pipe & Tube		6

Steel-Producers — 0.1%
Nucor	100	7
United States Steel Corp	3	—

Total Steel-Producers		7

Steel-Specialty — 0.1%
Allegheny Technologies	59	6

Total Steel-Specialty		6

Super-Regional Banks-US — 0.6%
Bank of America	173	9
Capital One Financial	146	11
Wells Fargo	238	8

Total Super-Regional Banks-US		28

Telecommunications Equipment — 0.2%
Andrew*	70	1
Description	Shares	Value (000)
Telecommunications Equipment — continued
CommScope*	40	$1
Plantronics	160	4
Tollgrade Communications*	160	2

Total Telecommunications Equipment		8

Telecommunications Equipment-Fiber Optics — 0.0%
Oplink Communications*	50	1

Total Telecommunications Equipment-Fiber Optics		1

Telecommunications Services — 0.4%
Amdocs*	200	7
Cbeyond*	66	2
Lightbridge*	30	1
Mastec*	150	2
Orbcomm*	70	1
Time Warner Telecom, Cl A*	250	5

Total Telecommunications Services		18

Telephone-Integrated — 0.8%
AT&T	489	19
IDT, Cl B	90	1
Philippine Long Distance Telephone ADR	200	11
Verizon Communications	272	10

Total Telephone-Integrated		41

Television — 0.0%
Sinclair Broadcast Group, Cl A	80	1

Total Television		1

Therapeutics — 0.4%
Gilead Sciences*	250	19
Medicines*	70	2
Theravance*	40	1

Total Therapeutics		22

Tobacco — 0.7%
Altria Group	157	14
Imperial Tobacco Group ADR	143	13
Reynolds American	31	2
UST	107	6

Total Tobacco		35

Tools-Hand Held — 0.1%
Stanley Works	126	7

Total Tools-Hand Held		7

Toys — 0.1%
Mattel	91	3

Total Toys		3

Transactional Software — 0.0%
Innerworkings*	100	1
VeriFone Holdings*	30	1

Total Transactional Software		2

Transport-Equipment & Leasing — 0.1%
GATX	40	1

10	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Transport-Equipment & Leasing — continued
Greenbrier	20	$1

Total Transport-Equipment & Leasing		2

Transport-Rail — 0.4%
Burlington Northern Santa Fe	78	6
Canadian Pacific Railway	100	6
CSX	200	8

Total Transport-Rail		20

Transport-Services — 0.1%
FedEx	8	1
Ryder System	48	2
UTI Worldwide	85	2

Total Transport-Services		5

Veterinary Diagnostics — 0.0%
VCA Antech*	45	2

Total Veterinary Diagnostics		2

Vitamins & Nutrition Products — 0.1%
Herbalife*	75	3

Total Vitamins & Nutrition Products		3

Web Hosting/Design — 0.1%
Equinix*	35	3

Total Web Hosting/Design		3

Web Portals/ISP — 0.7%
Google, Cl A*	53	25
Yahoo!*	360	11

Total Web Portals/ISP		36

Wireless Equipment — 0.8%
American Tower, Cl A*	600	23
Nokia ADR	330	8
Qualcomm	260	11

Total Wireless Equipment		42

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products*	55	1

Total Wound, Burn & Skin Care		1

X-Ray Equipment — 0.0%
Hologic*	30	2

Total X-Ray Equipment		2

Total Common Stock (Cost $2,292)		2,358

Foreign Common Stock — 12.8%
Australia — 0.9%
BHP Billiton	987	24
Leighton Holdings	829	23
Tattersall's	90	—

Total Australia		47

Description	Shares	Value (000)
Canada — 0.5%
Manulife Financial	300	$10
Methanex	700	16

Total Canada		26

Denmark — 0.4%
Danske Bank	400	18

Total Denmark		18

France — 0.7%
BNP Paribas	204	21
Camaieu	40	15

Total France		36

Germany — 1.4%
Allianz SE	112	23
Deutsche Bank	158	21
Siemens	122	13
ThyssenKrupp	328	16

Total Germany		73

Indonesia — 0.3%
Bank Rakyat Indonesia	17,000	9
PT Astra International*	3,500	5

Total Indonesia		14

Italy — 0.4%
Fiat*	834	21

Total Italy		21

Japan — 2.7%
All Nippon Airways	2,000	8
Alpine Electronics	1,100	20
BMB	2,000	8
Daiichikosho	1,000	11
Hudson Soft*	600	10
Leopalace21	100	3
Nippon Steel	3,000	21
Pacific Management	2	4
Sumco	500	21
Sumitomo Pipe & Tube	1,000	7
Toyota Motor	400	26

Total Japan		139

Malaysia — 0.2%
Genting Bhd	600	7
SP Setia	900	2

Total Malaysia		9

Netherlands — 0.6%
Royal Dutch Shell, Cl A	864	29

Total Netherlands		29

New Zealand — 0.4%
Telecom Corp of New Zealand	5,377	18

Total New Zealand		18

11	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

March 31, 2007 (Unaudited)

Description	Shares/Face Amount (000)	Value (000)
Norway — 0.4%
Tandberg	1,000	$21

Total Norway		21

Philippines — 0.1%
Ayala	430	5

Total Phillipines		5

Spain — 0.9%
Banco Bilbao Vizcaya Argentaria	884	22
Banco Santander Central Hispano	1,258	22

Total Spain		44

Sweden — 0.9%
Beijer Alma	1,000	15
Skandinaviska Enskilda Banken, Cl A	600	19
Svenska Handelsbanken	400	12

Total Sweden		46

Switzerland — 0.4%
Zurich Financial Services	74	21

Total Switzerland		21

United Kingdom — 1.6%
AstraZeneca	399	22
BT Group	3,415	20
Eurocastle Investment	6	1
Game Group Plc	1,432	4
Reckitt Benckiser	388	20
Royal Bank of Scotland	354	14

Total United Kingdom		81

Total Foreign Common Stock (Cost $649)		648

U.S. Treasury Obligations — 14.1%
U.S. Treasury Bond 4.875%, 07/31/11	$290	294
U.S. Treasury Notes 4.625%, 11/15/09	135	135
4.625%, 02/29/12	155	155
4.625%, 11/15/16	40	40
4.625%, 02/15/17	60	60
4.500%, 02/15/36	35	33

Total U.S. Treasury Obligations (Cost $718)		717

Description	Face Amount (000)	Value (000)
U.S. Government Agency Mortgage-Backed Obligations — 10.8%
Federal National Mortgage Association 6.000%, 01/01/37	$135	$136
5.500%, 01/01/37	279	276
5.000%, 05/01/36	141	137

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $550)		549

Foreign Bonds — 5.0%
Deutschland Republic (EUR) 4.500%, 01/04/13	186	254

Total Foreign Bonds (Cost $249)		254

Corporate Bonds — 3.9%
Ahern Rentals 144A 9.250%, 08/15/13	$15	16
Aramark 144A (A) 8.860%, 02/01/15	4	4
Belden CDT, 144A 7.000%, 03/15/17	3	3
Cascades 7.250%, 02/15/13	8	8
Coleman Cable 144A (B) 9.875%, 10/01/12	5	5
Cosan Finance 144A 7.000%, 02/01/17	9	9
Deluxe, Ser B 3.500%, 10/01/07	8	8
Denbury Resources 7.500%, 04/01/13	6	6
Echostar DBS 6.625%, 10/01/14	8	8
Ford Motor Credit 7.375%, 10/28/09	8	8
General Motors Acceptance 7.000%, 02/01/12	8	8
Gregg Appliances 9.000%, 02/01/13	4	4
Ikon Office Solutions 7.750%, 09/15/15	15	15
K. Hovnanian 8.875%, 04/01/12	5	5
Kansas City Southern 9.500%, 10/01/08	4	4
Mastec 144A 7.625%, 02/01/17	4	4
Neenah Paper 7.375%, 11/15/14	5	5
Norampac 6.750%, 06/01/13	8	8
PGS Solutions 144A 9.625%, 02/15/15	5	5
Qwest 8.875%, 03/15/12	8	9
R.H. Donelley 8.875%, 01/15/16	4	4
Residential Capital 144A (A) 7.190%, 04/17/09	5	5

12	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

March 31, 2007 (Unaudited)

Description	Face Amount (000)/Shares	Value (000)
Corporate Bonds — continued
Rogers Wireless 8.000%, 12/15/12	$8	$9
Sbarro 144A 10.375%, 02/01/15	3	3
Steel Dynamics 144A (B) 6.750%, 04/01/15	12	12
TRW Automotive 144A 7.250%, 03/15/17	2	2
Turanalem Finance 144A 8.250%, 01/22/37	15	15
Uno Restaurant 144A 10.000%, 02/15/11	1	1
Xerox Capital Trust I 8.000%, 02/01/27	5	5

Total Corporate Bonds (Cost $198)		198

Investment Companies — 3.0%
Growth-Small Cap — 0.0%
iShares Russell 2000 Growth Index Fund	10	1

Total Growth-Small Cap		1

Index Fund-Small Cap — 3.0%
iShares S&P SmallCap 600/BARRA Value Index Fund	2,000	153

Total Index Fund-Small Cap		153

Total Investment Companies (Cost $153)		154

Repurchase Agreement — 4.2%
Morgan Stanley, 5.140%, dated 03/30/07, to be repurchased on 04/02/07, repurchase price $215,636 (collateralized by a U.S. Government obligation, par value $220,000, 5.50%, 02/18/09; total market value $221,513) (C)	$216	216

Total Repurchase Agreement (Cost $216)		216

Total Investments — 100.1% † (Cost $5,025)		5,094

Other Assets and Liabilities, Net — (0.1%)		(3)

Total Net Assets — 100.0%		$5,091

* Non-income producing security.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2007, the value of these securities amounted to $90 (000), representing 1.8% of the net assets of the Portfolio.

(A) — Variable rate security — the rate reported represents the rate as of March 31, 2007.
(B) — Security purchased on a when-issued basis.
(C) — Tri-party repurchase agreement
ADR — American Depositary Receipt
Cl — Class
DBS — Direct Broadcast Satellite
EUR — Euro
GDR — Global Depositary Receipt
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series
Cost figures are shown with "000's" omitted.
Amounts designated as “—“ are either $0 or have been rounded to $0.
† At March 31, 2007, the tax basis cost of the Portfolio’s investments was $5,025,373, and the unrealized appreciation and depreciation were $150,087 and $(81,033), respectively.

13	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

March 31, 2007 (Unaudited)

As of March 31, 2007, the Portfolio had the following forward foreign currency contract outstanding:
Maturity		Currency to Deliver		Currency to Receive	Unrealized Appreciation/
Date					(Depreciation)
6/13/2007	EUR	(187,828)	USD	249,206	$ (2,395)
				TOTAL	$ (2,395)
EUR — Euro
USD — U.S. Dollar

The following is a summary of the significant accounting policies followed by the Portfolios.

Security Valuation — Investment securities of a Portfolio, including securities sold short, that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) each day that the NYSE is open. Investment securities of a Portfolio that are quoted on a national market system are valued at the official closing price provided by NASDAQ, or if there is none, at the last sales price. The Portfolios use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, securities are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued Securities for purposes of calculating a Portfolio’s net asset value (“NAV”). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board believes accurately reflects fair value.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Portfolio’s investment advisor, Old Mutual Capital, Inc. (the ”Advisor”) determines that use of another valuation methodology is appropriate.

The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Portfolios calculate the NAVs.

Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts as hedges against specific transactions, Portfolio positions or anticipated Portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded accordingly. The Portfolios realize gains and losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Portfolios could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

14	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

March 31, 2007 (Unaudited)

Foreign Withholding Taxes — The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolios accrue such taxes when the related income is earned.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Tri-Party Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

Foreign Currency Conversion — The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Portfolios report gains and losses on foreign currency related transactions as components of realized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

15	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 58.5%
Advertising Services — 0.0%
Getty Images*	30	$1

Total Advertising Services		1

Aerospace/Defense — 1.5%
Aerovironment*	20	1
Boeing	332	30
Empresa Brasiliera de Aeronautica ADR	200	9
General Dynamics	215	16
Rockwell Collins	275	17
Teledyne Technologies*	60	2

Total Aerospace/Defense		75

Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems*	100	9
BE Aerospace*	140	4
DRS Technologies	70	4
Goodrich	40	2

Total Aerospace/Defense-Equipment		19

Agricultural Chemicals — 0.4%
Agrium	150	6
Monsanto	295	16

Total Agricultural Chemicals		22

Agricultural Operations — 0.1%
Archer-Daniels-Midland	88	3
Tejon Ranch*	40	2

Total Agricultural Operations		5

Airlines — 0.2%
AMR*	200	6
Republic Airways Holdings*	80	2
UAL*	30	1

Total Airlines		9

Applications Software — 0.6%
American Reprographics*	40	1
Citrix Systems*	60	2
Intuit*	20	1
Microsoft	610	17
Nuance Communications*	60	1
Satyam Computer Services ADR	470	10

Total Applications Software		32

Auction House/Art Dealer — 0.0%
Sotheby's	20	1

Total Auction House/Art Dealer		1

Audio/Video Products — 0.1%
DTS*	30	1
Harman International	50	5

Total Audio/Video Products		6

Description	Shares	Value (000)
Auto-Cars/Light Trucks — 0.0%
General Motors	7	$—

Total Auto-Cars/Light Trucks		—

Auto-Medium & Heavy Duty Trucks — 0.0%
Force Protection*	75	1

Total Auto-Medium & Heavy Duty Trucks		1

Auto/Truck Parts & Equipment-Original — 0.0%
Amerigon*	115	1

Total Auto/Truck Parts & Equipment-Original		1

Beverages-Non-Alcoholic — 0.1%
Coca-Cola	140	7

Total Beverages-Non-Alcoholic		7

Brewery — 0.5%
Cia Cervecerias Unidas ADR	300	10
Molson Coors Brewing, Cl B	150	14

Total Brewery		24

Broadcast Services/Programming — 0.2%
Clear Channel Communications	3	—
Grupo Televisa ADR	300	9
Nexstar Broadcasting Group, Cl A*	90	1

Total Broadcast Services/Programming		10

Building Products-Cement/Aggregate — 0.1%
Martin Marietta Materials	40	5

Total Building Products-Cement/Aggregate		5

Building Products-Light Fixtures — 0.1%
Genlyte Group*	100	7

Total Building Products-Light Fixtures		7

Building-Heavy Construction — 0.1%
Washington Group International*	90	6

Total Building-Heavy Construction		6

Building-Mobile Home/Manufactured Housing — 0.0%
Williams Scotsman International*	80	2

Total Building-Mobile Home/Manufactured Housing		2

Building-Residential/Commercial — 0.1%
DR Horton	60	1
Lennar, Cl A	35	2
Pulte Homes	50	1

Total Building-Residential/Commercial		4

Cable TV — 0.2%
Comcast, Cl A*	185	5
DIRECTV Group*	242	6

1	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Cable TV — continued
Mediacom Communications, Cl A*	180	$1

Total Cable TV		12

Casino Hotels — 0.3%
Harrah's Entertainment	1	—
MGM Mirage*	200	14

Total Casino Hotels		14

Casino Services — 0.2%
International Game Technology	200	8

Total Casino Services		8

Cellular Telecommunications — 0.9%
America Movil ADR, Ser L	200	10
NII Holdings*	500	37

Total Cellular Telecommunications		47

Chemicals-Diversified — 0.4%
E.I. du Pont de Nemours	276	13
Lyondell Chemical	20	1
Nova Chemicals	200	6
Olin	60	1

Total Chemicals-Diversified		21

Chemicals-Specialty — 0.2%
Hercules*	104	2
Lubrizol	200	10

Total Chemicals-Specialty		12

Circuit Boards — 0.0%
Park Electrochemical	70	2

Total Circuit Boards		2

Coal — 0.2%
Alpha Natural Resources*	90	1
Arch Coal	30	1
Consol Energy	200	8
Massey Energy	80	2

Total Coal		12

Commercial Banks Non-US — 0.3%
Banco Bradesco ADR	200	8
Kookmin Bank ADR	100	9

Total Commercial Banks Non-US		17

Commercial Banks-Central US — 0.0%
Irwin Financial	120	2

Total Commercial Banks-Central US		2

Commercial Banks-Eastern US — 0.0%
Signature Bank*	60	2

Total Commercial Banks-Eastern US		2

Description	Shares	Value (000)
Commercial Banks-Southern US — 0.2%
Colonial BancGroup	400	$10

Total Commercial Banks-Southern US		10

Commercial Banks-Western US — 0.1%
Community Bancorp*	20	1
SVB Financial Group*	60	3

Total Commercial Banks-Western US		4

Commercial Services — 0.2%
Arbitron	60	2
ChoicePoint*	50	2
ExlService Holdings*	40	1
PeopleSupport*	63	1
PHH*	40	1
TeleTech Holdings*	54	2

Total Commercial Services		9

Commercial Services-Finance — 0.0%
Wright Express*	80	2

Total Commercial Services-Finance		2

Communications Software — 0.1%
Avid Technology*	90	3

Total Communications Software		3

Computer Services — 0.8%
Ceridian*	300	11
Cognizant Technology Solutions, Cl A*	265	23
Perot Systems, Cl A*	230	4
Syntel	30	1
Unisys*	50	—

Total Computer Services		39

Computer Software — 0.0%
Double-Take Software*	90	1

Total Computer Software		1

Computers — 1.5%
Apple*	320	30
Dell*	230	5
Hewlett-Packard	713	29
International Business Machines	143	13
Rackable Systems*	60	1

Total Computers		78

Computers-Integrated Systems — 0.3%
Brocade Communications Systems*	1,370	13
Riverbed Technology*	55	2

Total Computers-Integrated Systems		15

Computers-Memory Devices — 0.3%
EMC*	430	6
Network Appliance*	60	2
Seagate Technology	300	7

2	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Computers-Memory Devices — continued
Smart Modular Technologies*	60	$1

Total Computers-Memory Devices		16

Consulting Services — 0.1%
Advisory Board*	40	2
Corporate Executive Board	5	—
Huron Consulting Group*	10	1
LECG*	170	3

Total Consulting Services		6

Consumer Products-Miscellaneous — 0.0%
Clorox	34	2

Total Consumer Products-Miscellaneous		2

Containers-Metal/Glass — 0.2%
Owens-Illinois*	300	8

Total Containers-Metal/Glass		8

Containers-Paper/Plastic — 0.2%
Sealed Air	300	10

Total Containers-Paper/Plastic		10

Cruise Lines — 0.2%
Carnival	180	8

Total Cruise Lines		8

Data Processing/Management — 0.3%
Acxiom	70	1
Automatic Data Processing	160	8
Commvault Systems*	65	1
Fair Isaac	70	3

Total Data Processing/Management		13

Dental Supplies & Equipment — 0.0%
Patterson*	20	1

Total Dental Supplies & Equipment		1

Diagnostic Equipment — 0.0%
Gen-Probe*	35	2

Total Diagnostic Equipment		2

Diagnostic Kits — 0.0%
Quidel*	130	2

Total Diagnostic Kits		2

Dialysis Centers — 0.1%
DaVita*	20	1
Dialysis Corp of America*	170	2

Total Dialysis Centers		3

Disposable Medical Products — 0.0%
C.R. Bard	30	2

Total Disposable Medical Products		2

Distribution/Wholesale — 0.1%
Beacon Roofing Supply*	90	2
Description	Shares	Value (000)
Distribution/Wholesale — continued
Bell Microproducts*	310	$2
Fastenal	40	1

Total Distribution/Wholesale		5

Diversified Manufacturing Operations — 1.4%
3M	154	12
Dover	150	7
General Electric	470	17
Honeywell International	195	9
Illinois Tool Works	236	12
Tyco International	388	12

Total Diversified Manufacturing Operations		69

Diversified Minerals — 0.2%
Cia Vale do Rio Doce ADR	300	11

Total Diversified Minerals		11

Diversified Operations — 0.0%
Walter Industries	70	2

Total Diversified Operations		2

E-Commerce/Products — 0.0%
Amazon.com*	2	—
Nutri/System*	40	2

Total E-Commerce/Products		2

E-Commerce/Services — 0.0%
Expedia*	83	2

Total E-Commerce/Services		2

E-Services/Consulting — 0.0%
Perficient*	46	1

Total E-Services/Consulting		1

Educational Software — 0.1%
Blackboard*	80	3

Total Educational Software		3

Electric Products-Miscellaneous — 0.1%
Emerson Electric	152	7

Total Electric Products-Miscellaneous		7

Electric-Generation — 0.1%
AES*	309	7

Total Electric-Generation		7

Electric-Integrated — 1.6%
Alliant Energy	200	9
Centerpoint Energy	600	11
Dominion Resources	99	9
DTE Energy	250	12
Duke Energy	315	6
Entergy	132	14
OGE Energy	200	8
PPL	250	10

3	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Electric-Integrated — continued
TXU	5	$—

Total Electric-Integrated		79

Electronic Components-Miscellaneous — 0.1%
Celestica*	600	4
Flextronics International*	130	1
Jabil Circuit	20	1

Total Electronic Components-Miscellaneous		6

Electronic Components-Semiconductors — 0.8%
Applied Micro Circuits*	380	1
DSP Group*	310	6
Ikanos Communications*	180	1
Intel	60	1
International Rectifier*	30	1
MEMC Electronic Materials*	150	9
Netlogic Microsystems*	50	1
Nvidia*	80	2
PMC-Sierra*	170	1
QLogic*	200	4
Samsung Electronics GDR 144A	25	8
Semtech*	120	2
Silicon Image*	80	1
Xilinx	75	2
Zoran*	120	2

Total Electronic Components-Semiconductors		42

Electronic Design Automation — 0.1%
Comtech Group*	80	1
Synplicity*	530	4

Total Electronic Design Automation		5

Electronic Forms — 0.4%
Adobe Systems*	435	18

Total Electronic Forms		18

Electronic Measuring Instruments — 0.2%
Agilent Technologies*	200	7
Itron*	30	2

Total Electronic Measuring Instruments		9

Electronic Parts Distribution — 0.2%
Arrow Electronics*	200	7
Avnet*	20	1

Total Electronic Parts Distribution		8

Electronics-Military — 0.2%
EDO	100	3
L-3 Communications Holdings	60	5

Total Electronics-Military		8

Energy-Alternate Sources — 0.1%
Covanta Holding*	300	7

Total Energy-Alternate Sources		7

Description	Shares	Value (000)
Engineering/R&D Services — 0.1%
Fluor	40	$4

Total Engineering/R&D Services		4

Enterprise Software/Services — 0.7%
BMC Software*	200	6
Concur Technologies*	85	2
Lawson Software*	520	4
Oracle*	735	13
Sybase*	300	8
Ultimate Software Group*	55	1

Total Enterprise Software/Services		34

Entertainment Software — 0.1%
Activision*	210	4
Electronic Arts*	10	1
THQ*	60	2

Total Entertainment Software		7

Fiduciary Banks — 0.2%
Mellon Financial	3	—
Northern Trust	150	9

Total Fiduciary Banks		9

Filtration/Separation Products — 0.2%
Pall	200	8

Total Filtration/Separation Products		8

Finance-Commercial — 0.0%
NewStar Financial*	30	1

Total Finance-Commercial		1

Finance-Consumer Loans — 0.4%
Encore Capital Group*	310	3
First Marblehead	60	3
Nelnet, Cl A	50	1
Portfolio Recovery Associates*	50	2
SLM	252	11

Total Finance-Consumer Loans		20

Finance-Credit Card — 0.2%
American Express	201	11

Total Finance-Credit Card		11

Finance-Investment Banker/Broker — 1.1%
Citigroup	254	13
Evercore Partners, Cl A	7	—
Goldman Sachs Group	15	3
Greenhill	20	1
JPMorgan Chase	382	19
Lazard, Cl A	375	19
Lehman Brothers Holdings	5	—
Morgan Stanley	20	2
optionsXpress Holdings	50	1

Total Finance-Investment Banker/Broker		58

Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	98	5

Total Finance-Mortgage Loan/Banker		5

4	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Finance-Other Services — 0.3%
Asset Acceptance Capital*	370	$6
GFI Group*	30	2
International Securities Exchange Holdings	30	1
Nasdaq Stock Market*	130	4

Total Finance-Other Services		13

Financial Guarantee Insurance — 0.2%
AMBAC Financial Group	45	4
MGIC Investment	93	5

Total Financial Guarantee Insurance		9

Food-Dairy Products — 0.3%
Dean Foods*	218	10
Wimm-Bill-Dann Foods ADR	85	7

Total Food-Dairy Products		17

Food-Meat Products — 0.1%
Tyson Foods, Cl A	144	3

Total Food-Meat Products		3

Food-Miscellaneous/Diversified — 0.2%
ConAgra Foods	140	3
SunOpta*	55	1
Unilever	120	4

Total Food-Miscellaneous/Diversified		8

Food-Wholesale/Distribution — 0.2%
Sysco	190	6
United Natural Foods*	50	2

Total Food-Wholesale/Distribution		8

Forestry — 0.2%
Plum Creek Timber	250	10

Total Forestry		10

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment*	83	2

Total Gambling (Non-Hotel)		2

Gas-Distribution — 0.0%
WGL Holdings	20	1

Total Gas-Distribution		1

Gold Mining — 0.1%
Randgold Resources ADR	300	7

Total Gold Mining		7

Golf — 0.0%
Callaway Golf	60	1

Total Golf		1

Hazardous Waste Disposal — 0.1%
Stericycle*	45	4

Total Hazardous Waste Disposal		4

Health Care Cost Containment — 0.3%
Hooper Holmes*	400	2
Description	Shares	Value (000)
Health Care Cost Containment — continued
McKesson	199	$11

Total Health Care Cost Containment		13

Hotels & Motels — 0.2%
InterContinental Hotels ADR	30	1
Lodgian*	90	1
Marriott International, Cl A	70	3
Starwood Hotels & Resorts Worldwide	48	3
Wyndham Worldwide*	20	1

Total Hotels & Motels		9

Human Resources — 0.8%
Hewitt Associates, Cl A*	400	12
Hudson Highland Group*	140	2
Kenexa*	60	2
Manpower	100	7
Monster Worldwide*	385	18

Total Human Resources		41

Import/Export — 0.0%
Castle Brands*	70	1

Total Import/Export		1

Independent Power Producer — 0.0%
Calpine*	100	—
Mirant*	20	1
Reliant Energy*	70	1

Total Independent Power Producer		2

Industrial Audio & Video Products — 0.0%
SRS Labs*	50	1

Total Industrial Audio & Video Products		1

Industrial Automation/Robot — 0.0%
Cognex	40	1

Total Industrial Automation/Robot		1

Industrial Gases — 0.5%
Air Products & Chemicals	20	1
Praxair	375	24

Total Industrial Gases		25

Instruments-Scientific — 0.2%
PerkinElmer	450	11

Total Instruments-Scientific		11

Insurance Brokers — 0.1%
Marsh & McLennan	140	4

Total Insurance Brokers		4

Internet Application Software — 0.1%
Cryptologic	80	2
DealerTrack Holdings*	78	2
Vocus*	52	1

Total Internet Application Software		5

5	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Internet Connective Services — 0.0%
Cogent Communications Group*	80	$2

Total Internet Connective Services		2

Internet Financial Services — 0.0%
Online Resources*	135	2

Total Internet Financial Services		2

Internet Infrastructure Software — 0.1%
F5 Networks*	30	2
Opsware*	122	1

Total Internet Infrastructure Software		3

Internet Security — 0.2%
Checkfree*	40	1
Ipass*	160	1
Symantec*	380	7

Total Internet Security		9

Investment Management/Advisory Services — 0.2%
Affiliated Managers Group*	30	4
Legg Mason	45	4

Total Investment Management/Advisory Services		8

Lasers-Systems/Components — 0.1%
Electro Scientific Industries*	190	4

Total Lasers-Systems/Components		4

Life/Health Insurance — 0.1%
Cigna	50	7

Total Life/Health Insurance		7

Linen Supply & Related Items — 0.0%
Cintas	30	1

Total Linen Supply & Related Items		1

Machine Tools & Related Products — 0.2%
Kennametal	150	10

Total Machine Tools & Related Products		10

Machinery-Construction & Mining — 0.5%
Caterpillar	225	15
Terex*	158	11

Total Machinery-Construction & Mining		26

Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	40	2

Total Machinery-Print Trade		2

Medical Imaging Systems — 0.0%
Vital Images*	26	1

Total Medical Imaging Systems		1

Medical Information Systems — 0.4%
Allscripts Healthcare Solutions*	60	2
Cerner*	290	16
Description	Shares	Value (000)
Medical Information Systems — continued
IMS Health	50	$1

Total Medical Information Systems		19

Medical Instruments — 0.6%
Abaxis*	20	1
Cambridge Heart*	420	1
Conceptus*	110	2
Medtronic	350	17
Micrus Endovascular*	20	1
Natus Medical*	180	3
St. Jude Medical*	30	1
Symmetry Medical*	240	4

Total Medical Instruments		30

Medical Labs & Testing Services — 0.2%
Covance*	25	2
Laboratory Corp of America Holdings*	100	7

Total Medical Labs & Testing Services		9

Medical Products — 0.4%
Baxter International	208	11
Henry Schein*	95	5
Syneron Medical*	90	3

Total Medical Products		19

Medical-Biomedical/Genetic — 0.8%
Barrier Therapeutics*	520	4
Cambrex	100	2
Celgene*	85	4
Genzyme*	315	19
Invitrogen*	30	2
Keryx Biopharmaceuticals*	110	1
Lifecell*	50	1
Martek Biosciences*	90	2
Medimmune*	20	1
Orchid Cellmark*	200	1
PDL BioPharma*	130	3

Total Medical-Biomedical/Genetic		40

Medical-Drugs — 2.6%
Allergan	130	14
Angiotech Pharmaceuticals*	490	3
Aspreva Pharmaceuticals*	90	2
Axcan Pharma*	180	3
Bristol-Myers Squibb	358	10
Cephalon*	200	14
Dr Reddy's Lab ADR	800	13
Indevus Pharmaceuticals*	90	1
Medicis Pharmaceutical, Cl A	25	1
Pfizer	1,339	34
Santarus*	220	1
Schering-Plough	952	24
Valeant Pharmaceuticals International	160	3
Wyeth	243	12

Total Medical-Drugs		135

Medical-Generic Drugs — 0.2%
Perrigo	220	4

6	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Medical-Generic Drugs — continued
Teva Pharmaceutical Industries ADR	100	$4

Total Medical-Generic Drugs		8

Medical-HMO — 0.5%
UnitedHealth Group	186	10
WellPoint*	186	15

Total Medical-HMO		25

Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings*	50	2
Radiation Therapy Services*	86	2

Total Medical-Outpatient/Home Medical		4

Medical-Wholesale Drug Distributors — 0.4%
AmerisourceBergen	155	8
Cardinal Health	159	12

Total Medical-Wholesale Drug Distributors		20

Metal Processors & Fabricators — 0.3%
Commercial Metals	250	8
Haynes International*	10	1
Ladish*	15	1
Precision Castparts	45	4

Total Metal Processors & Fabricators		14

Metal-Aluminum — 0.1%
Alcoa	130	4

Total Metal-Aluminum		4

Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Cl B	1	—

Total Metal-Diversified		—

Miscellaneous Manufacturing — 0.0%
Aptargroup	20	1

Total Miscellaneous Manufacturing		1

Multi-Line Insurance — 1.5%
ACE	51	3
Allstate	168	10
American International Group	160	11
Cincinnati Financial	200	8
Hartford Financial Services Group	74	7
Loews	210	10
Metlife	172	11
XL Capital, Cl A	232	16

Total Multi-Line Insurance		76

Multimedia — 0.1%
Entravision Communications, Cl A*	130	1
Gemstar-TV Guide International*	660	3

Total Multimedia		4

Description	Shares	Value (000)
Networking Products — 0.2%
Cisco Systems*	230	$6
Foundry Networks*	120	1
Netgear*	20	1
Switch & Data Facilities*	76	1

Total Networking Products		9

Non-Ferrous Metals — 0.3%
Cameco	350	14
USEC*	70	1

Total Non-Ferrous Metals		15

Non-Hazardous Waste Disposal — 0.2%
Allied Waste Industries*	660	8

Total Non-Hazardous Waste Disposal		8

Office Automation & Equipment — 0.0%
Pitney Bowes	40	2

Total Office Automation & Equipment		2

Office Supplies & Forms — 0.2%
Avery Dennison	150	10

Total Office Supplies & Forms		10

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling	20	2
Pride International*	50	1
Rowan	20	1
Transocean*	63	5

Total Oil & Gas Drilling		9

Oil Companies-Exploration & Production — 0.9%
Arena Resources*	20	1
ATP Oil & Gas*	30	1
Cnooc Limited ADR	100	9
Denbury Resources*	50	1
Mariner Energy*	40	1
Newfield Exploration*	150	6
Parallel Petroleum*	50	1
Southwestern Energy*	480	20
Stone Energy*	80	2
Ultra Petroleum*	30	2

Total Oil Companies-Exploration & Production		44

Oil Companies-Integrated — 1.5%
BP ADR	66	4
Chevron	52	4
ConocoPhillips	188	13
Exxon Mobil	260	20
Hess	150	8
Occidental Petroleum	255	13
Petroleo Brasileiro ADR	100	10
Surgutneftegaz ADR	100	6

Total Oil Companies-Integrated		78

Oil Field Machinery & Equipment — 0.2%
Dresser-Rand Group*	80	2
Grant Prideco*	45	2
Metretek Technologies*	60	1

7	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Oil Field Machinery & Equipment — continued
National Oilwell Varco*	50	$4

Total Oil Field Machinery & Equipment		9

Oil Refining & Marketing — 0.1%
Tesoro	50	5

Total Oil Refining & Marketing		5

Oil-Field Services — 0.3%
Hanover Compressor*	60	1
Helix Energy Solutions*	200	8
Key Energy Services*	130	2
W-H Energy Services*	55	3

Total Oil-Field Services		14

Paper & Related Products — 0.3%
Abitibi-Consolidated	2,180	6
Bowater	100	2
Caraustar Industries*	150	1
Neenah Paper	70	3
Smurfit-Stone Container*	140	2

Total Paper & Related Products		14

Pharmacy Services — 0.4%
Medco Health Solutions*	42	3
Omnicare	380	15

Total Pharmacy Services		18

Physical Practice Management — 0.2%
Pediatrix Medical Group*	150	9

Total Physical Practice Management		9

Physical Therapy/Rehabilitation Centers — 0.1%
Psychiatric Solutions*	130	5

Total Physical Therapy/Rehabilitation Centers		5

Pipelines — 0.6%
El Paso	540	8
National Fuel Gas	200	9
Questar	100	9
Spectra Energy	160	4

Total Pipelines		30

Platinum — 0.0%
Stillwater Mining*	70	1

Total Platinum		1

Printing-Commercial — 0.3%
RR Donnelley & Sons	425	16

Total Printing-Commercial		16

Property/Casualty Insurance — 0.7%
Arch Capital Group*	150	10
Safeco	150	10
Travelers	100	5
WR Berkley	300	10

Total Property/Casualty Insurance		35

Description	Shares	Value (000)
Publishing-Books — 0.0%
Scholastic*	60	$2

Total Publishing-Books		2

Publishing-Newspapers — 0.1%
Gannett	79	4

Total Publishing-Newspapers		4

Publishing-Periodicals — 0.1%
Playboy Enterprises, Cl B*	260	3

Total Publishing-Periodicals		3

Quarrying — 0.4%
Vulcan Materials	155	18

Total Quarrying		18

Radio — 0.0%
Radio One, Cl D*	350	2

Total Radio		2

Real Estate Management/Services — 0.2%
CB Richard Ellis Group, Cl A*	285	10

Total Real Estate Management/Services		10

Real Estate Operation/Development — 0.1%
Brookfield Properties	107	4

Total Real Estate Operation/Development		4

Reinsurance — 0.8%
Allied World Assurance Holdings	40	2
Aspen Insurance Holdings	230	6
Axis Capital Holdings	40	1
Berkshire Hathaway, Cl B*	2	7
Endurance Specialty Holdings	100	3
Everest Re Group	10	1
Montpelier Re Holdings	330	6
PartnerRe	100	7
Platinum Underwriters Holdings	120	4
RenaissanceRe Holdings	100	5

Total Reinsurance		42

REITs-Apartments — 0.7%
Apartment Investment & Management, Cl A	150	9
Archstone-Smith Trust	131	7
AvalonBay Communities	53	7
BRE Properties, Cl A	38	2
Equity Residential	139	7
GMH Communities Trust	110	1
UDR	113	3

Total REITs-Apartments		36

REITs-Diversified — 0.3%
Digital Realty Trust	82	3
PS Business Parks	27	2
Vornado Realty Trust	79	10

Total REITs-Diversified		15

8	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
REITs-Hotels — 0.3%
Ashford Hospitality Trust	160	$2
DiamondRock Hospitality	176	3
Host Hotels & Resorts	312	8

Total REITs-Hotels		13

REITs-Manufactured Homes — 0.0%
Equity Lifestyle Properties	29	2

Total REITs-Manufactured Homes		2

REITs-Office Property — 0.6%
Alexandria Real Estate Equities	34	3
American Financial Realty Trust	150	2
BioMed Realty Trust	56	2
Boston Properties	112	13
Corporate Office Properties Trust	70	3
Kilroy Realty	20	2
SL Green Realty	39	5

Total REITs-Office Property		30

REITs-Regional Malls — 0.7%
CBL & Associates Properties	200	9
General Growth Properties	93	6
Macerich	33	3
Simon Property Group	138	15
Taubman Centers	67	4

Total REITs-Regional Malls		37

REITs-Shopping Centers — 0.4%
Developers Diversified Realty	73	5
Federal Realty Investment Trust	42	4
Kimco Realty	112	5
Regency Centers	64	5

Total REITs-Shopping Centers		19

REITs-Storage — 0.2%
Public Storage	64	6
U-Store-It Trust	76	2

Total REITs-Storage		8

REITs-Warehouse/Industrial — 0.2%
EastGroup Properties	38	2
Prologis	146	9

Total REITs-Warehouse/Industrial		11

Rental Auto/Equipment — 0.0%
Avis Budget Group*	20	1

Total Rental Auto/Equipment		1

Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch, Cl A	180	14
Aeropostale*	110	4
Footstar*	420	4
Kenneth Cole Productions, Cl A	110	3
Men's Wearhouse	200	9

Total Retail-Apparel/Shoe		34

Description	Shares	Value (000)
Retail-Building Products — 0.4%
Lowe's	670	$21

Total Retail-Building Products		21

Retail-Computer Equipment — 0.1%
GameStop, Cl A*	190	6

Total Retail-Computer Equipment		6

Retail-Consumer Electronics — 0.3%
Best Buy	295	14

Total Retail-Consumer Electronics		14

Retail-Discount — 0.1%
Citi Trends*	34	2
Dollar General	252	5

Total Retail-Discount		7

Retail-Drug Store — 0.6%
CVS	778	27
Rite Aid*	900	5

Total Retail-Drug Store		32

Retail-Major Department Store — 0.4%
JC Penney	165	13
Sears Holdings*	48	9

Total Retail-Major Department Store		22

Retail-Office Supplies — 0.2%
Office Depot*	233	8
OfficeMax	20	1

Total Retail-Office Supplies		9

Retail-Pet Food & Supplies — 0.1%
Petsmart	105	3

Total Retail-Pet Food & Supplies		3

Retail-Propane Distribution — 0.1%
Star Gas Partners*	1,380	5

Total Retail-Propane Distribution		5

Retail-Regional Department Store — 0.1%
Dillard's, Cl A	200	7

Total Retail-Regional Department Store		7

Retail-Restaurants — 0.5%
BJ's Restaurants*	30	1
Cheesecake Factory*	50	1
Chipotle Mexican Grill, Cl A*	20	1
Panera Bread, Cl A*	65	4
Starbucks*	560	18

Total Retail-Restaurants		25

Retail-Sporting Goods — 0.1%
Dick's Sporting Goods*	30	2
Hibbett Sports*	50	1
Zumiez*	30	1

Total Retail-Sporting Goods		4

9	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Retail-Video Rental — 0.0%
Blockbuster, Cl A*	350	$2

Total Retail-Video Rental		2

Retirement/Aged Care — 0.0%
Sunrise Senior Living*	30	1

Total Retirement/Aged Care		1

S&L/Thrifts-Eastern US — 0.0%
Brookline Bancorp	100	1

Total S&L/Thrifts-Eastern US		1

S&L/Thrifts-Western US — 0.3%
Washington Federal	350	8
Washington Mutual	146	6

Total S&L/Thrifts-Western US		14

Satellite Telecom — 0.0%
Loral Space & Communications*	40	2

Total Satellite Telecom		2

Schools — 0.2%
Capella Education*	40	1
DeVry	30	1
ITT Educational Services*	65	5
Learning Tree International*	240	3
Strayer Education	17	2

Total Schools		12

Semiconductor Components-Integrated Circuits — 0.7%
ChipMOS TECHNOLOGIES*	260	2
Cypress Semiconductor*	20	—
Integrated Device Technology*	40	1
Maxim Integrated Products	460	13
Taiwan Semiconductor Manufacturing ADR	1,000	11
United Microelectronics ADR	3,100	10

Total Semiconductor Components-Integrated Circuits		37

Semiconductor Equipment — 0.3%
Applied Materials	80	2
Brooks Automation*	180	3
Cabot Microelectronics*	70	2
Tessera Technologies*	58	2
Ultratech*	130	2
Varian Semiconductor Equipment Associates*	46	2

Total Semiconductor Equipment		13

Specified Purpose Acquisition — 0.0%
Marathon Acquisition*	110	1

Total Specified Purpose Acquisition		1

Steel Pipe & Tube — 0.2%
Mueller Water Products, Cl A	160	2
Mueller Water Products, Cl B	30	—
Description	Shares	Value (000)
Steel Pipe & Tube — continued
TMK GDR*	165	$6

Total Steel Pipe & Tube		8

Steel-Producers — 0.1%
Nucor	100	7

Total Steel-Producers		7

Steel-Specialty — 0.1%
Allegheny Technologies	63	7

Total Steel-Specialty		7

Super-Regional Banks-US — 0.7%
Bank of America	244	13
Capital One Financial	191	14
Wells Fargo	310	11

Total Super-Regional Banks-US		38

Telecommunications Equipment — 0.2%
Andrew*	60	1
CommScope*	48	2
Plantronics	220	5
Tollgrade Communications*	260	3

Total Telecommunications Equipment		11

Telecommunications Equipment-Fiber Optics — 0.0%
Oplink Communications*	80	1

Total Telecommunications Equipment-Fiber Optics		1

Telecommunications Services — 0.5%
Amdocs*	255	9
Cbeyond*	86	3
Lightbridge*	40	1
Mastec*	250	3
Orbcomm*	90	1
Time Warner Telecom, Cl A*	295	6

Total Telecommunications Services		23

Telephone-Integrated — 1.1%
AT&T	571	22
IDT, Cl B	140	1
Philippine Long Distance Telephone ADR	300	16
Sprint Nextel	32	1
Verizon Communications	360	14

Total Telephone-Integrated		54

Television — 0.0%
Sinclair Broadcast Group, Cl A	120	2

Total Television		2

Therapeutics — 0.5%
Gilead Sciences*	310	24
Medicines*	70	2
Theravance*	50	1

Total Therapeutics		27

Tobacco — 0.9%
Altria Group	204	18
Imperial Tobacco Group ADR	188	17

10	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Tobacco — continued
Reynolds American	39	$2
UST	146	9

Total Tobacco		46

Tools-Hand Held — 0.2%
Stanley Works	167	9

Total Tools-Hand Held		9

Toys — 0.1%
Mattel	124	3

Total Toys		3

Transactional Software — 0.1%
Innerworkings*	129	1
VeriFone Holdings*	45	2

Total Transactional Software		3

Transport-Equipment & Leasing — 0.1%
GATX	60	3
Greenbrier	40	1

Total Transport-Equipment & Leasing		4

Transport-Rail — 0.5%
Burlington Northern Santa Fe	113	9
Canadian Pacific Railway	100	6
CSX	200	8

Total Transport-Rail		23

Transport-Services — 0.1%
FedEx	8	1
Ryder System	51	3
UTI Worldwide	90	2

Total Transport-Services		6

Veterinary Diagnostics — 0.0%
VCA Antech*	50	2

Total Veterinary Diagnostics		2

Vitamins & Nutrition Products — 0.1%
Herbalife*	80	3

Total Vitamins & Nutrition Products		3

Web Hosting/Design — 0.1%
Equinix*	50	4

Total Web Hosting/Design		4

Web Portals/ISP — 0.8%
Google, Cl A*	64	29
Yahoo!*	445	14

Total Web Portals/ISP		43

Wireless Equipment — 1.0%
American Tower, Cl A*	730	28
Nokia ADR	379	9
Qualcomm	320	14

Total Wireless Equipment		51

Description	Shares	Value (000)
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products*	65	$1

Total Wound, Burn & Skin Care		1

X-Ray Equipment — 0.0%
Hologic*	40	2

Total X-Ray Equipment		2

Total Common Stock (Cost $2,906)		2,985

Foreign Common Stock — 18.3%
Australia — 1.7%
BHP Billiton	1,406	34
Leighton Holdings	1,191	32
QBE Insurance Group	650	17
Tattersall's	976	4

Total Australia		87

Belgium — 0.5%
Dexia	936	28

Total Belgium		28

Canada — 0.7%
Manulife Financial	400	14
Methanex	1,000	22

Total Canada		36

France — 0.9%
AXA	75	3
BNP Paribas	292	31
Camaieu	40	14

Total France		48

Germany — 2.1%
Allianz SE	160	33
Bayerische Motoren Werke	322	19
Deutsche Bank	227	30
ThyssenKrupp	466	23

Total Germany		105

Indonesia — 0.3%
Bank Rakyat Indonesia	17,500	9
PT Astra International*	5,500	8

Total Indonesia		17

Italy — 0.6%
Enel	66	1
Fiat*	1,197	30

Total Italy		31

Japan — 3.8%
Alpine Electronics	1,300	24
BMB	2,000	8
Daiichikosho	1,000	11
Hudson Soft*	700	11
Leopalace21	700	23
Nippon Steel	5,000	35

11	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

March 31, 2007 (Unaudited)

Description	Shares	Value (000)
Japan — continued
Pacific Management	1	$2
Sumco	700	29
Sumitomo Pipe & Tube	2,000	15
Tokyo Leasing	200	3
Toyota Motor	500	32

Total Japan		193

Luxembourg — 0.2%
Millicom International Cellular*	100	8

Total Luxembourg		8

Malaysia — 0.2%
Genting Bhd	800	9
SP Setia	1,200	3

Total Malaysia		12

Netherlands — 0.8%
Royal Dutch Shell, Cl A	1,222	41

Total Netherlands		41

New Zealand — 0.4%
Telecom Corp of New Zealand	6,091	21

Total New Zealand		21

Norway — 0.6%
Tandberg	1,400	29

Total Norway		29

Philippines — 0.2%
Ayala	690	8

Total Philippines		8

Spain — 1.2%
Banco Bilbao Vizcaya Argentaria	1,269	31
Banco Santander Central Hispano	1,807	32

Total Spain		63

Sweden — 1.2%
Beijer Alma	1,000	14
Skandinaviska Enskilda Banken, Cl A	800	26
Svenska Handelsbanken	700	21

Total Sweden		61

Switzerland — 0.6%
Zurich Financial Services	106	31

Total Switzerland		31

United Kingdom — 2.3%
AstraZeneca	573	31
BT Group	4,902	29
CSR*	35	—
Eurocastle Investment	10	1
Game Group Plc	3,265	9
J. Sainsbury	302	3
Reckitt Benckiser	557	29
Description	Shares/Face Amount (000)	Value (000)
United Kingdom — continued
Royal Bank of Scotland	346	$14

Total United Kingdom		116

Total Foreign Common Stock (Cost $933)		935

U.S. Treasury Obligations — 7.4%
U.S. Treasury Bond 4.875%, 07/31/11	$145	147
U.S. Treasury Notes 4.625%, 11/15/09	65	65
4.625%, 02/29/12	90	91
4.625%, 11/15/16	25	25
4.625%, 02/15/17	35	35
4.500%, 02/15/36	15	14

Total U.S. Treasury Obligations (Cost $377)		377

U.S. Government Agency Mortgage-Backed Obligations — 5.7%
Federal National Mortgage Association 6.000%, 01/01/37	71	72
5.500%, 01/01/37	146	144
5.000%, 05/01/36	74	72

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $289)		288

Investment Companies — 3.9%
Growth-Small Cap — 0.0%
iShares Russell 2000 Growth Index Fund	10	1

Total Growth-Small Cap		1

Index Fund-Small Cap — 3.9%
iShares S&P SmallCap 600/BARRA Value Index Fund	2,600	199

Total Index Fund-Small Cap		199

Total Investment Companies (Cost $198)		200

Foreign Bonds — 3.0%
Deutschland Republic (EUR) 4.500%, 01/04/13	112	152

Total Foreign Bonds (Cost $149)		152

12	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

March 31, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
Repurchase Agreement — 2.9%
Morgan Stanley, 5.140%, dated 03/30/07, to be repurchased on 04/02/07, repurchase price $149,118 (collateralized by a U.S. Government obligation, par value $155,000, 5.500%, 02/18/09; total market value $156,066) (A)	$149	$149

Total Repurchase Agreement (Cost $149)	149

Total Investments — 99.7% † (Cost $5,001)	5,086

Other Assets and Liabilities, Net — 0.3%	13

Total Net Assets — 100.0%	$5,099

* Non-income producing security.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2007, the value of these securities amounted to $8 (000), representing 0.2% of the net assets of the Portfolio.

(A) — Tri-party repurchase agreement
ADR — American Depositary Receipt
Cl — Class
EUR — Euro
GDR — Global Depositary Receipt
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series
Cost figures are shown with "000's" omitted.
Amounts designated as “—“ are either $0 or have been rounded to $0.
† At March 31, 2007, the tax basis cost of the Portfolio’s investments was $5,001,442, and the unrealized appreciation and depreciation were $185,333 and $(100,333), respectively.

13	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

March 31, 2007 (Unaudited)

As of March 31, 2007, the Portfolio had the following forward foreign currency contracts outstanding:
Maturity		Currency to Deliver		Currency to Receive	Unrealized Appreciation/
Date					(Depreciation)
04/20/2007	USD	(1,688)	PHP	81,353	$ 6
06/13/2007	EUR	(118,336)	USD	157,006	(1,509)
				TOTAL	$ (1,503)
EUR — Euro
PHP — Philippine Peso
USD — U.S. Dollar

The following is a summary of the significant accounting policies followed by the Portfolios.

Security Valuation — Investment securities of a Portfolio, including securities sold short, that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) each day that the NYSE is open. Investment securities of a Portfolio that are quoted on a national market system are valued at the official closing price provided by NASDAQ, or if there is none, at the last sales price. The Portfolios use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, securities are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued Securities for purposes of calculating a Portfolio’s net asset value (“NAV”). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board believes accurately reflects fair value.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Portfolio’s investment advisor, Old Mutual Capital, Inc. (the ”Advisor”) determines that use of another valuation methodology is appropriate.

The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Portfolios calculate the NAVs.

Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts as hedges against specific transactions, Portfolio positions or anticipated Portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded accordingly. The Portfolios realize gains and losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Portfolios could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Foreign Withholding Taxes — The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolios accrue such taxes when the related income is earned.

14	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

March 31, 2007 (Unaudited)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Tri-Party Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

Foreign Currency Conversion — The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Portfolios report gains and losses on foreign currency related transactions as components of realized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

15	Old Mutual Advisor Funds / Quarterly Report / March 31, 2007

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Advisor Funds, on behalf of Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Conservative Portfolio, and Old Mutual VA Asset Allocation Moderate Growth Portfolio, (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended March 31, 2007, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL ADVISOR FUNDS

By: /s/ Julian F. Sluyters

Julian F. Sluyters, President

Date: May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Julian F. Sluyters

Julian F. Sluyters, Principal Executive Officer

Date: May 18, 2007

By: /s/ Robert T. Kelly

Robert T. Kelly, Principal Financial Officer

Date: May 18, 2007